                                   PROSPECTUS
                                       FOR
                              VARIABLE ESTATEMAX I
   a last survivor flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                     PENN MUTUAL VARIABLE LIFE ACCOUNT I The
                       Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance on two insureds and a cash surrender value that may vary with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

Penn Series Funds, Inc.                                          Manager
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, Inc.
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
---------------------------------------------------------------  ---------------------------------------------------
Neuberger Berman Advisors Management Trust                       Manager
         Balanced Portfolio                                      Neuberger Berman Management Inc.
---------------------------------------------------------------  ---------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
---------------------------------------------------------------  ---------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management and Research Company
---------------------------------------------------------------  ---------------------------------------------------
Morgan Stanley's The Universal Institutional Funds,              Manager
Inc.
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
---------------------------------------------------------------  ---------------------------------------------------

     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the
                         contrary is a criminal offense.
                                   May 1, 2000

                        Guide to Reading this Prospectus

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information." It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" sections start on page 20.

         o After the Illustrations sections is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 29.

         o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 44.

         o Appendices A through D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help understand how the Policy works.


                                   **********

         The prospectuses of the funds that accompany this prospectus contains important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----

What Is the Policy?............................................................4
Who Owns the Policy?...........................................................4
What Payments Must Be Made Under the Policy?...................................5
How Will the Value of the Policy Change Over Time?.............................6
What Are the Fees and Charges Under the Policy?................................7
What Are the Fees and Expenses Paid by the Investment Funds?..................10
Are There Other Charges That Penn Mutual Could Deduct in the Future?..........11
How Can I Change My Policy's Investment Allocations?..........................12
What Is a Policy Loan?........................................................13
How Can I Withdraw Money from My Policy?......................................13
What Is the Timing of Transactions Under the Policy?..........................14
How Much Life Insurance Coverage Does the Policy Provide?.....................14
Can I Change Insurance Coverage Under My Policy?..............................15
What Are the Supplemental Benefit Riders That I Can Buy?......................16
Do I Have the Right to Cancel My Policy?......................................17
Can I Choose Different Payout Options Under My Policy? .......................17
How Is the Policy Treated for Federal Income Tax Purposes?....................17
How Do I Communicate With Penn Mutual?........................................18
How Does Penn Mutual Communicate With Me?.....................................19

What Is the Policy?

         The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us under the Policy

         o Determine when and how much to allocate your policy value to investment options

         o        Borrow from your Policy

         o        Change the beneficiary who will receive the death benefit

         o        Decrease the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of your Policy is the policy anniversary nearest the younger Insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

Who Owns the Policy?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Also, if you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on amounts you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit. See How is this Policy Treated for Federal Income Tax Purposes? below.

Planned Premiums

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

         Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if:

         (a) The total premiums you have paid, less any partial surrenders you made, equals or exceeds

         (b) The monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The five year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See What Is a Policy Loan? later in this section.

Lapse and Reinstatement

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the five-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

How Will the Value of the Policy Change Over Time?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the net premiums you have paid,

         o plus or minus the investment results of the policy value allocated or transferred to the variable investment options,

         o plus interest credited to the amount of your policy value allocated or transferred to the fixed interest option

         o        minus policies charges we deduct, and

         o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See What is a Policy Loan? described later in this section.

         For more information on policy values and the variable and fixed investment options, see also the Additional Information section of this prospectus.

What Are the Fees and Charges Under the Policy?

Premium Charge

         o Premium Charge - 7.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 5% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to reduce the rate for the sales charge portion to 3%, which will result in a total premium charge of 5.5% in those years. We will notify you in advance if we change our current rates.

Monthly Deductions

          o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age and length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a smoker or nonsmoker standard rate class, a preferred underwriting class, or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has two parts:
                  (1) a flat dollar charge (Currently, the flat dollar charge is $15 in the first policy year and $5 thereafter-- we will notify you in advance if we change our current rates) and
                  (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.20 per $1,000 per month of initial specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge. No transfer charge will be made if the specified amount of insurance exceeds $4,999,999.

Surrender Charge

         If you surrender your Policy during the first 16 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. We determine the surrender charge by the following formula:

         the sum of (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy);

         (b) = an administrative charge based on the initial specified amount of insurance and the younger insured's attained age on the policy date (ranging from $6 at insured's age 20 to $14 at insured's age 60 and over, per $1,000 of initial specified amount -- for more information on this charge, see Appendix B at the end of this prospectus); and

         (c) = the applicable surrender factor for the policy year during which the surrender is made (see table below).


                                                          Surrender Factor
              Surrender During Policy Year            Applied to (c) in Formula
                    1st through 7th                             1.00
                          8th                                    .90
                          9th                                    .80
                          10th                                   .70
                          11th                                   .60
                          12th                                   .50
                          13th                                   .40
                          14th                                   .30
                          15th                                   .20
                          16th                                   .10
                     17th and later                                0

         Under the formula, the surrender charge declines by 10% each policy year after the seventh, to $0 by the 17th policy year so that, after the 16th policy year, there is no surrender charge. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

         The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus.

         The administrative charge component of the surrender charge covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insureds' rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.


Partial Surrender Charge

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

What Are the Fees and Expenses Paid by the Investment Funds?

         The following tables show the fees and expenses paid by the investment funds.

Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                               Management        Administrative                                       Total
                                  Fees            and Corporate      Accounting        Other          Fund
                             (after waiver)       Service Fees          Fees          Expenses      Expenses
                             -------------       --------------      ----------       --------      --------
Money Market (1) ...............  0.20%              0.15%              0.08%          0.08%          0.51%
Limited Maturity Bond(1) .......  0.30%              0.15%              0.08%          0.03%          0.56%
Quality Bond(1) ................  0.35%              0.15%              0.08%          0.10%          0.68%
High Yield Bond(2) .............  0.50%              0.15%              0.08%          0.09%          0.82%
Flexibly Managed(1) ............  0.60%              0.15%              0.05%          0.06%          0.86%
Growth Equity(1) ...............  0.65%              0.15%              0.06%          0.05%          0.91%
Large Cap Value(1)* ............  0.60%              0.15%              0.06%          0.05%          0.86%
 .
Index 500 Fund(1) ..............  0.07%              0.09%              0.06%          0.03%          0.25%(3)
Mid Cap Growth Fund(1) .........  0.70%              0.15%              0.08%          0.07%          1.00%
Mid Cap Value Fund(1) ..........  0.55%              0.15%              0.08%          0.08%          0.86%
Emerging Growth(2) .............  0.73%              0.15%              0.07%          0.09%          1.04%
Small Cap Value (1)* ..........   0.85%              0.15%              0.08%          0.09%          1.17%
 .
International Equity(1) .......   0.85%              0.15%              0.08%          0.10%          1.18%

----------------------
(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive its Administrative and Corporate Services fees.
 * Prior to May 1, 2000, the Penn Series Large Cap Value Fund was the Penn Series Value Equity Fund and the Penn Series Small Cap Value Fund was the Penn Series Small Capitalization Fund.

--------------------------------------------------------------------------------
Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                      Management,
                                     Advisory and
                                    Administration       Other        Total Fund
                                         Fees           Expenses       Expenses
                                    --------------      --------      ----------
Balanced...........................      0.85%           0.18%           1.03%

----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                  Management             Other       Total Fund
                                      Fee               Expenses      Expenses
                                  ----------            --------     ---------
Equity-Income................        0.49%               0.07%         0.56%
Growth.......................        0.59%               0.06%         0.65%

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                              Management Fee            Other         Total Fund
                               (After Waiver)         Expenses         Expenses
                              ---------------         --------        ----------
Asset Manager (a).............     0.54%                0.08%            0.62%

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.


--------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                  Management           Other          Total Fund
                                                                     Fee              Expenses          Expenses
                                                                  -----------         --------        -----------
Emerging Markets Equity (International)......................        1.25%               0.50%            1.75%

-------------------------------------------------------------------------------------------------------------------

Are There Other Charges That Penn Mutual Could Deduct in the Future?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Can I Change My Policy's Investment Allocations?

Future Premium Payments

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

     o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

     o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

     o    we may defer transfers under certain condition;

     o    transfers may not be made during the free look period;

     o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

Dollar Cost Averaging

         This is a program of automatic monthly transfers out of the money market variable investment option into one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

         This is a program that automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

What Is a Policy Loan?

         You may borrow up to 90% of your cash surrender value.

         Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. The special loan account will earn interest at 4.0% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

     o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

     o    No more than four partial surrenders may be made in a policy year;

     o    each partial surrender must be at least $250;

     o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

     o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.

         If you elected the Option 1 insurance coverage (see How Much Insurance Coverage Does My Policy Provide? below), a partial surrender will reduce your specific amount of insurance.

What Is the Timing of Transactions Under the Policy?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation of risk and administrative work has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Coverage Does the Policy Provide?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance is $200,000.

         When the survivor of the insured persons dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits. You choose which one you want in the application. They are:

          o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the policy value multiplied by the applicable net single premium factor.

          o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the policy value multiplied by the net single premium factor.

         Net single premium factors are based on the insureds' sexes, rate classes and attained ages on the date of calculation. The factor decreases each policy anniversary as the insureds' ages increase. A table of net single premium factors as of each policy anniversary is included in your Policy. A table illustrating net single premium factors is included in Appendix D at the end of this prospectus.

         In order for the Policy to qualify as "life insurance" for federal income taxes, it must satisfy the "cash value accumulation test" under Section 7702(b) of the Internal Revenue Code of 1986, as amended. The test requires that under the terms of the Policy, the death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to pay for the future benefits provided under the policy. The net single premiums factors included in your Policy are intended to satisfy the cash value accumulation test.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this Prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

          o after the change, the specified amount of insurance must be at least $200,000;

          o no change may be made in the first policy year and no more than one change may be made in any policy year;

          o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

Decrease in the Specified Amount of Insurance

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         o any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

         You may not increase the specified amount of insurance under your Policy.

Tax Consequences

         See Federal Income Tax Considerations in the Additional Information section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Are the Supplemental Benefit Riders That I Can Buy?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         Flexible Period Single Life Term Rider -- provides term insurance covering the named insured for the designated period.

         Policy Split Option -- permits the Policy to be split into two fixed benefit (nonvariable) policies upon the issuance of a final divorce decree relating to the two insureds or a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving Insured.

         Estate Growth Benefit -- provides for automatic annual increase of 3% or 6% of the initial specified amount of insurance.

         Change of Insured -- permits a change in one insured so long as the new insured has the same insurable relationship to the remaining insured as did the insured being replaced.

         Supplemental Term Insurance -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the term of the Policy.

         Guaranteed Continuation of Policy -- guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value of the Policy.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your premium as of the date of cancellation. The date of cancellation will be the date we receive the Policy.

         During the "free look" period, money held under your Policy will be invested in the Penn Series Money Market Fund.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investment in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate With Penn Mutual?

General Rules

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Post Office Box 7460, Philadelphia, Pennsylvania, 19172, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing (3V), 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $5,000, and full and partial surrenders,

         o        change of death benefit option,

         o        decrease in specified amount of insurance,

         o        change of beneficiary,

         o        election of payment option for Policy proceeds,

         o        tax withholding elections,

         o        grant of telephone transaction privilege to a third party,

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

         You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. In addition, we also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.

How Does Penn Mutual Communicate With Me?

         At least once each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi- annual report for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS


         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering two insured persons of given ages on the issue date, would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.90% of assets and currently is reduced to 0.60% of assets after the fifteenth policy year. In addition, the tables assume an average annual expense ratio of 0.85% of the underlying investment funds available under the Policies. The average annual expense ratio is based on the expense ratios of each of the funds for their last fiscal year or, in the case of certain funds, estimates of their expense ratios. In the absence of certain voluntary waivers of fees and limitations on expenses, the average annual expense ratios of the investment funds would have been 0.91%. We expect the fee waivers and expense limitations to continue past the current year. For information on fund expenses, see the prospectuses on the funds that accompany this Prospectus.

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.75%, 4.25% and 10.25%, respectively, and -1.45%, 4.55% and 10.55%, respectively, at current rates after the fifteenth policy year.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages. All the tables reflect the fact that no charges for federal or state income taxes are currently made against the investments made under a hypothetical policy and assume no policy loans or charges for supplemental benefits.

         The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insureds' individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

         Illustration of Policy Values
         Penn Mutual Life Insurance Company


Male    Issue Age: 56                                                 Non-Smoker
Female  Issue Age: 53                                                 Non-Smoker

                             $13,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                                                      USING CURRENT COST OF INSURANCE RATES

                                       0% Hypothetical                        6% Hypothetical                    12% Hypothetical
           Premiums                Gross Investment Return                Gross Investment Return            Gross Investment Return
         Accumulated
End of        at                   Net Cash                              Net Cash                                Net Cash
Policy   5% Interest     Policy    Surrender     Death        Policy    Surrender     Death         Policy     Surrender      Death
 Year      Per Year       Value      Value      Benefit        Value      Value      Benefit        Value        Value       Benefit

      1      13,650       9,220          0    1,000,000        9,857          0    1,000,000        10,495            0    1,000,000
      2      27,983      20,689      5,375    1,000,000       22,622      7,307    1,000,000        24,632        9,318    1,000,000
      3      43,032      31,856     16,542    1,000,000       35,825     20,511    1,000,000        40,112       24,798    1,000,000
      4      58,833      42,706     27,391    1,000,000       49,465     34,150    1,000,000        57,052       41,737    1,000,000
      5      75,425      53,218     37,904    1,000,000       63,534     48,220    1,000,000        75,576       60,261    1,000,000
      6      92,846      63,379     48,064    1,000,000       78,033     62,719    1,000,000        95,830       80,516    1,000,000
      7     111,138      73,167     57,853    1,000,000       92,955     77,641    1,000,000       117,971      102,656    1,000,000
      8     130,345      82,565     68,782    1,000,000      108,295     94,512    1,000,000       142,174      128,391    1,000,000
      9     150,513      91,543     79,291    1,000,000      124,039    111,787    1,000,000       168,625      156,374    1,000,000
     10     171,688     100,069     89,349    1,000,000      140,172    129,452    1,000,000       197,536      186,816    1,000,000
     15     294,547     134,354    131,291    1,000,000      225,713    222,650    1,000,000       388,017      384,954    1,000,000
     20     451,350     157,240    157,240    1,000,000      326,426    326,426    1,000,000       704,382      704,382    1,144,267
     25     651,475     160,542    160,542    1,000,000      440,738    440,738    1,000,000     1,214,358    1,214,358    1,727,235
     30     906,890     110,749    110,749    1,000,000      557,228    557,228    1,000,000     2,011,848    2,011,848    2,579,767


-------------------
(1)  Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

      Illustration of Policy Values
      Penn Mutual Life Insurance Company


Male     Issue Age: 56                                                Non-Smoker
Female   Issue Age: 53                                                Non-Smoker

                             $13,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                     0% Hypothetical                    6% Hypothetical                         12% Hypothetical
           Premiums                    Gross Investment Return              Gross Investment Return          Gross Investment Return
         Accumulated
End of        at                  Net Cash                           Net Cash                                 Net Cash
Policy   5% Interest     Policy   Surrender    Death        Policy   Surrender    Death           Policy     Surrender      Death
 Year      Per Year      Value      Value     Benefit        Value     Value     Benefit          Value        Value       Benefit

     1       13,650      9,214         0   1,000,000        9,851         0    1,000,000          10,489            0    1,000,000
     2       27,983     20,543     5,228   1,000,000       22,470     7,156    1,000,000          24,476        9,162    1,000,000
     3       43,032     31,548    16,234   1,000,000       35,498    20,183    1,000,000          39,765       24,451    1,000,000
     4       58,833     42,211    26,896   1,000,000       48,925    33,611    1,000,000          56,465       41,151    1,000,000
     5       75,425     52,508    37,194   1,000,000       62,742    47,428    1,000,000          74,693       59,379    1,000,000
     6       92,846     62,417    47,103   1,000,000       76,936    61,622    1,000,000          94,580       79,266    1,000,000
     7      111,138     71,906    56,591   1,000,000       91,487    76,173    1,000,000         116,263      100,949    1,000,000
     8      130,345     80,932    67,149   1,000,000      106,365    92,582    1,000,000         139,887      126,104    1,000,000
     9      150,513     89,444    77,192   1,000,000      121,529   109,277    1,000,000         165,607      153,355    1,000,000
    10      171,688     97,373    86,653   1,000,000      136,920   126,200    1,000,000         193,582      182,862    1,000,000
    15      294,547    124,889   121,826   1,000,000      214,323   211,260    1,000,000         374,181      371,118    1,000,000
    20      451,350    118,589   118,589   1,000,000      280,634   280,634    1,000,000         651,808      651,808    1,058,860
    25      651,475     34,400    34,400   1,000,000      299,353   299,353    1,000,000       1,064,717    1,064,717    1,514,393
    30      906,890          0         0           0      179,841   179,841    1,000,000       1,641,022    1,641,022    2,104,262


(1)  Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male     Issue Age: 56                                                Non-Smoker
Female   Issue Age: 53                                                Non-Smoker

                              $4,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                      0% Hypothetical                      6% Hypothetical                      12% Hypothetical
           Premiums                      Gross Investment Return              Gross Investment Return       Gross Investment Return
          Accumulated
End of        at                   Net Cash                             Net Cash                              Net Cash
Policy   5% Interest     Policy    Surrender     Death        Policy    Surrender     Death        Policy     Surrender    Death
 Year      Per Year      Value       Value      Benefit        Value      Value      Benefit        Value       Value     Benefit

      1      4,200      2,732           0     300,000         2,925          0     300,000         3,118           0    300,000
      2      8,610      6,223       1,628     300,000         6,806      2,212     300,000         7,413       2,819    300,000
      3     13,241      9,622       5,027     300,000        10,822      6,227     300,000        12,117       7,523    300,000
      4     18,103     12,925       8,330     300,000        14,970     10,376     300,000        17,266      12,671    300,000
      5     23,208     16,126      11,531     300,000        19,250     14,656     300,000        22,896      18,301    300,000
      6     28,568     19,221      14,626     300,000        23,661     19,067     300,000        29,053      24,459    300,000
      7     34,196     22,203      17,609     300,000        28,202     23,608     300,000        35,784      31,190    300,000
      8     40,106     25,068      20,933     300,000        32,872     28,737     300,000        43,144      39,009    300,000
      9     46,312     27,806      24,130     300,000        37,665     33,990     300,000        51,189      47,513    300,000
     10     52,827     30,408      27,191     300,000        42,579     39,363     300,000        59,982      56,766    300,000
     15     90,630     40,907      39,988     300,000        68,669     67,750     300,000       117,958     117,040    300,000
     20    138,877     48,005      48,005     300,000        99,473     99,473     300,000       214,286     214,286    348,107
     25    200,454     49,241      49,241     300,000       134,578    134,578     300,000       369,448     369,448    525,482
     30    279,043     34,624      34,624     300,000       170,813    170,813     300,000       612,087     612,087    784,871


(1)  Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


         Male    Issue Age: 56                                        Non-Smoker
         Female  Issue Age: 53                                        Non-Smoker

                              $4,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                     6% Hypothetical                    12% Hypothetical
           Premiums           Gross Investment Return            Gross Investment Return             Gross Investment Return
         Accumulated
End of        at                    Net Cash                             Net Cash                            Net Cash
Policy   5% Interest   Policy      Surrender    Death       Policy      Surrender    Death        Policy    Surrender     Death
 Year      Per Year     Value       Value     Benefit        Value       Value      Benefit        Value      Value      Benefit

   1        4,200       2,730           0    300,000         2,923           0     300,000         3,116          0     300,000
   2        8,610       6,096       1,501    300,000         6,675       2,080     300,000         7,278      2,683     300,000
   3       13,241       9,364       4,770    300,000        10,548       5,953     300,000        11,827      7,232     300,000
   4       18,103      12,531       7,937    300,000        14,539       9,945     300,000        16,795     12,201     300,000
   5       23,208      15,589      10,994    300,000        18,646      14,051     300,000        22,218     17,624     300,000
   6       28,568      18,530      13,936    300,000        22,864      18,270     300,000        28,134     23,539     300,000
   7       34,196      21,346      16,751    300,000        27,188      22,593     300,000        34,583     29,988     300,000
   8       40,106      24,024      19,889    300,000        31,607      27,472     300,000        41,608     37,473     300,000
   9       46,312      26,547      22,872    300,000        36,110      32,435     300,000        49,256     45,580     300,000
  10       52,827      28,897      25,680    300,000        40,680      37,464     300,000        57,573     54,357     300,000
  15       90,630      37,006      36,087    300,000        63,619      62,700     300,000       111,227    110,308     300,000
  20      138,877      34,962      34,962    300,000        83,123      83,123     300,000       193,598    193,598     314,499
  25      200,454       9,496       9,496    300,000        88,097      88,097     300,000       316,280    316,280     449,859
  30      279,043           0           0          0        50,878      50,878     300,000       487,510    487,510     625,128


(1)  Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                             $23,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                    0% Hypothetical                        6% Hypothetical                      12% Hypothetical
           Premiums               Gross Investment Return               Gross Investment Return              Gross Investment Return
         Accumulated
End of        at                  Net Cash                               Net Cash                                Net Cash
Policy   5% Interest    Policy   Surrender     Death         Policy     Surrender      Death         Policy     Surrender     Death
 Year      Per Year      Value     Value      Benefit         Value       Value       Benefit        Value        Value      Benefit

   1         24,150    18,266      2,112   1,000,000         19,457        3,303   1,000,000         20,649        4,494   1,000,000
   2         49,508    38,532     22,378   1,000,000         42,135       25,981   1,000,000         45,884       29,730   1,000,000
   3         76,133    58,241     42,087   1,000,000         65,572       49,417   1,000,000         73,495       57,341   1,000,000
   4        104,090    77,376     61,221   1,000,000         89,772       73,618   1,000,000        103,703       87,548   1,000,000
   5        133,444    95,914     79,759   1,000,000        114,739       98,585   1,000,000        136,748      120,594   1,000,000
   6        164,266   113,818     97,663   1,000,000        140,464      124,310   1,000,000        172,888      156,734   1,000,000
   7        196,630   131,054    114,900   1,000,000        166,942      150,788   1,000,000        212,417      196,263   1,000,000
   8        230,611   147,596    133,057   1,000,000        194,181      179,642   1,000,000        255,678      241,139   1,000,000
   9        266,292   163,416    150,493   1,000,000        222,188      209,264   1,000,000        303,057      290,134   1,000,000
  10        303,756   178,475    167,167   1,000,000        250,967      239,659   1,000,000        354,990      343,682   1,000,000
  15        521,122   243,744    240,513   1,000,000        409,644      406,413   1,000,000        704,461      701,230   1,174,220
  20        798,543   296,007    296,007   1,000,000        609,487      609,487   1,000,000      1,278,870    1,278,870   1,856,522
  25      1,152,609   308,686    308,686   1,000,000        852,144      852,144   1,110,485      2,179,243    2,179,243   2,839,916
  30      1,604,498   225,593    225,593   1,000,000      1,126,695    1,126,695   1,357,042      3,546,451    3,546,451   4,271,505


(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                             $23,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                    0% Hypothetical                  6% Hypothetical                     12% Hypothetical
           Premiums              Gross Investment Return         Gross Investment Return             Gross Investment Return
         Accumulated
End of        at                 Net Cash                            Net Cash                               Net Cash
Policy   5% Interest    Policy   Surrender    Death         Policy   Surrender    Death         Policy     Surrender      Death
 Year      Per Year      Value     Value     Benefit        Value      Value     Benefit         Value       Value       Benefit

   1         24,150    18,252     2,097    1,000,000       19,442     3,287   1,000,000         20,633        4,479   1,000,000
   2         49,508    38,348    22,194    1,000,000       41,945    25,791   1,000,000         45,687       29,533   1,000,000
   3         76,133    57,843    41,688    1,000,000       65,149    48,995   1,000,000         73,047       56,893   1,000,000
   4        104,090    76,699    60,545    1,000,000       89,038    72,884   1,000,000        102,909       86,754   1,000,000
   5        133,444    94,873    78,718    1,000,000      113,590    97,436   1,000,000        135,482      119,327   1,000,000
   6        164,266   112,306    96,152    1,000,000      138,771   122,617   1,000,000        170,993      154,839   1,000,000
   7        196,630   128,925   112,771    1,000,000      164,531   148,376   1,000,000        209,685      193,531   1,000,000
   8        230,611   144,641   130,102    1,000,000      190,810   176,271   1,000,000        251,830      237,291   1,000,000
   9        266,292   159,362   146,439    1,000,000      217,550   204,626   1,000,000        297,744      284,821   1,000,000
  10        303,756   172,978   161,670    1,000,000      244,679   233,371   1,000,000        347,793      336,485   1,000,000
  15        521,122   219,689   216,458    1,000,000      383,573   380,342   1,000,000        677,545      674,314   1,129,356
  20        798,543   206,140   206,140    1,000,000      517,313   517,313   1,000,000      1,169,453    1,169,453   1,697,682
  25      1,152,609    59,608    59,608    1,000,000      630,683   630,683   1,000,000      1,861,360    1,861,360   2,425,661
  30      1,604,498         0         0            0      709,586   709,586   1,000,000      2,801,569    2,801,569   3,374,336


(1)  Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male    Issue Age: 61                                                 Non-Smoker
Female  Issue Age: 57                                                 Non-Smoker

                              $7,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                               0% Hypothetical                 6% Hypothetical                      12% Hypothetical
           Premiums         Gross Investment Return          Gross Investment Return             Gross Investment Return
         Accumulated
End of        at                  Net Cash                         Net Cash                             Net Cash
Policy   5% Interest     Policy   Surrender   Death       Policy   Surrender   Death        Policy     Surrender      Death
 Year      Per Year      Value      Value    Benefit       Value     Value    Benefit        Value       Value       Benefit

  1          7,350      5,446       599   300,000        5,805       958    300,000         6,164        1,317     300,000
  2         15,068     11,575     6,729   300,000       12,660     7,814    300,000        13,789        8,942     300,000
  3         23,171     17,537    12,691   300,000       19,746    14,899    300,000        22,132       17,286     300,000
  4         31,679     23,326    18,479   300,000       27,062    22,216    300,000        31,261       26,414     300,000
  5         40,613     28,935    24,088   300,000       34,612    29,765    300,000        41,248       36,401     300,000
  6         49,994     34,353    29,506   300,000       42,391    37,545    300,000        52,171       47,324     300,000
  7         59,844     39,570    34,723   300,000       50,399    45,553    300,000        64,119       59,273     300,000
  8         70,186     44,578    40,216   300,000       58,639    54,277    300,000        77,197       72,835     300,000
  9         81,045     49,369    45,492   300,000       67,112    63,235    300,000        91,521       87,644     300,000
 10         92,448     53,932    50,539   300,000       75,821    72,428    300,000       107,223      103,830     300,000
 15        158,602     73,732    72,763   300,000      123,862   122,892    300,000       212,886      211,916     354,845
 20        243,035     89,656    89,656   300,000      184,435   184,435    300,000       386,515      386,515     561,099
 25        350,794     93,760    93,760   300,000      257,976   257,976    336,186       658,674      658,674     858,362
 30        488,326     69,339    69,339   300,000      341,059   341,059    410,786     1,071,947    1,071,947   1,291,101


(1)      Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                              $7,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                     6% Hypothetical                      12% Hypothetical
           Premiums          Gross Investment Return              Gross Investment Return              Gross Investment Return
         Accumulated
End of        at                   Net Cash                              Net Cash                             Net Cash
Policy   5% Interest     Policy    Surrender     Death        Policy    Surrender     Death        Policy     Surrender     Death
 Year      Per Year      Value       Value      Benefit        Value      Value      Benefit        Value       Value      Benefit

  1          7,350      5,442         595     300,000         5,800        954     300,000         6,159       1,312     300,000
  2         15,068     11,437       6,591     300,000        12,517      7,671     300,000        13,641       8,795     300,000
  3         23,171     17,253      12,406     300,000        19,443     14,597     300,000        21,812      16,965     300,000
  4         31,679     22,877      18,031     300,000        26,573     21,726     300,000        30,729      25,882     300,000
  5         40,613     28,298      23,451     300,000        33,900     29,054     300,000        40,455      35,608     300,000
  6         49,994     33,497      28,650     300,000        41,414     36,568     300,000        51,057      46,211     300,000
  7         59,844     38,451      33,605     300,000        49,100     44,253     300,000        62,609      57,762     300,000
  8         70,186     43,136      38,774     300,000        56,940     52,578     300,000        75,190      70,828     300,000
  9         81,045     47,522      43,644     300,000        64,915     61,038     300,000        88,895      85,018     300,000
 10         92,448     51,576      48,184     300,000        73,005     69,612     300,000       103,833     100,440     300,000
 15        158,602     65,435      64,466     300,000       114,376    113,406     300,000       202,234     201,265     337,091
 20        243,035     61,181      61,181     300,000       154,036    154,036     300,000       349,079     349,079     506,755
 25        350,794     16,905      16,905     300,000       187,127    187,127     300,000       555,627     555,627     724,075
 30        488,326          0           0           0       208,267    208,267     300,000       836,297     836,297   1,007,274


(1)  Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ADDITIONAL INFORMATION

         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

  Contents of this Section                                                  Page
  ------------------------                                                  ----

  The Penn Mutual Life Insurance Company......................................30
  Penn Mutual Variable Life Account I.........................................30
  The Funds...................................................................31
  More Information About Policy Values........................................34
  Federal Income Tax Considerations...........................................35
  Sale of Policies............................................................38
  Penn Mutual Trustees and Officers...........................................39
  State Regulation............................................................41
  Additional Information......................................................41
  Experts.....................................................................41
  Litigation..................................................................41
  Independent Auditors........................................................41
  Legal Matters...............................................................41
  Financial Statements........................................................42
  Appendix A - Minimum Initial Annual Premiums...............................A-1
  Appendix B.................................................................B-1
  - Administrative Surrender Charges per $1,000 of Initial Specified Amount
  - Sample Surrender Charge Premiums for $1,000,000 Specified Amount
  Appendix C - Policies Issued to New York residents ........................C-1
  Appendix D - Illustrative Net Single Premium Factors.......................D-1

The Penn Mutual Life Insurance Company

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Penn Mutual Variable Life Account I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in shares of investment funds. They are allocated in accordance with instructions from Policy owners

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of the Funds

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

         Penn Series Funds, Inc., Neuberger & Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         Penn Series -- Limited Maturity Bond Fund -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

         Penn Series -- High Yield Bond Fund -- high current income.

         Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

         Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

         Penn Series -- Large Cap Value Fund (formerly, "Value Equity Fund") -- maximize total return (capital appreciation and income).

         Penn Series -- Index 500 Fund -- total return of (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

         Penn Series -- Mid Cap Growth Fund -- maximize capital appreciation.

         Penn Series -- Mid Cap Value Fund -- growth of capital.

         Penn Series-- Emerging Growth Fund-- capital appreciation.

         Penn Series-- Small Cap Value Fund (formerly, "Small Capitalization Fund")-- capital appreciation.

         Penn Series-- International Equity Fund-- capital appreciation.

         Neuberger Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

         Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

         Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

         Morgan Stanley's The Universal Institutional Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation.

The Managers

         Independence Capital Management, Inc. ("Independence Capital Management"), a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         Putnam Investment Management, Inc. of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         Wells Capital Management Incorporated of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         Turner Investment Partners, Inc. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         Neuberger Berman Management, Inc. of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         Royce & Associates, Inc., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         Morgan Stanley Asset Management ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this Prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policy owners. This could include discontinuance of investment in a Fund.

More Information About Policy Values

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction. On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

          An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

    The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

Fixed Account Value

         On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the policy special loan account.

Net Policy Value

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

Cash Surrender Value

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

Net Cash Surrender Value

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.

Federal Income Tax Considerations

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

         The Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Taxation of Policy Split

         The Policy Split Option Rider which we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequence. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a Policy split.

Other Tax Considerations

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of the Policies

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first year premiums, 2% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For 1999, 1998 and 1997, Penn Mutual received premium payments on the Policy in the approximate amount of $14,568,123, $14,914,087 and $11,042,761, respectively, and compensated HTK in the approximate amounts of $95,156, $77,750 and $73,474, respectively, for its services as principal underwriter.

Penn Mutual Trustees and Officers

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

Board of Trustees

                           Position with
Name and Address           Penn Mutual            Principal Occupation During Past Five years
----------------------------------------------------------------------------------------------------------
Robert E. Chappell         Chairman of the Board  Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life       and Chief Executive    December 1996), President and Chief Executive Officer
Insurance Company          Officer                (April 1995-December 1996), President and Chief
Philadelphia, PA 19172                            Operating Officer, (January 1994 to April 1995), The Penn
                                                  Mutual Life Insurance Company.
----------------------------------------------------------------------------------------------------------
Daniel J. Toran            President, Chief       President and Chief Operating Officer (since January
The Penn Mutual Life       Operating Officer      1997), Executive Vice President, (May 1996-January
Insurance Company          and Trustee            1997), The Penn Mutual Life Insurance Company;
Philadelphia, PA 19172                            Executive Vice President, The New England Mutual Life
                                                  Insurance Company (prior thereto).
----------------------------------------------------------------------------------------------------------
Julia Chang Bloch          Trustee                Visiting Professor, Institute of International Relations in
1743 22nd Street, NW                              Beijing, China, and distinguished adviser, American
Washington, DC 20008                              Studies Center (April 1998 to present); President, US-
                                                  Japan Foundation (July 1996 to March 1998); Group Executive
                                                  Vice President, Bank America NT & SA (June 1993 to June
                                                  1996).
----------------------------------------------------------------------------------------------------------
James A. Hagen             Trustee                Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                                Inc. (prior thereto).
Wilmington, NC 28405
----------------------------------------------------------------------------------------------------------
Philip E. Lippincott       Trustee                Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                               Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
----------------------------------------------------------------------------------------------------------
John F. McCaughan          Trustee                Retired Chairman, (since 1996), Chairman of the Board
921 Pebble Hill Road                              (prior thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------
Alan B. Miller             Trustee                Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------
Edmond F. Notebaert        Trustee                President and Chief Executive Officer, The Children's
34th and Civic Center                             Hospital of Philadelphia (since 1987).
Blvd.
Philadelphia, PA 19104
----------------------------------------------------------------------------------------------------------
Robert H. Rock             Trustee                President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th
Floor
Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.       Trustee                Co-Chairman of the Board, (since 2000), President and
1801 Market Street                                Chief Executive Officer (prior thereto), Janney
Philadelphia, PA 19103                            Montgomery Scott LLC (a securities broker/dealer and
                                                  subsidiary of The Penn Mutual Life Insurance Company).
----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr.,   Trustee                Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers

 Name                     Principal Occupation During Past Five years
----------------------------------------------------------------------------------------------------------
John M. Albanese              Senior Vice President, Customer Service and Information Systems (since June
The Penn Mutual Life          1997), Vice President, Information Systems Application (prior thereto), The
Insurance Company             Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life          President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life          Senior Vice President and Chief Financial Officer prior thereto, The Penn
Insurance Company             Mutual Life Insurance Company .
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000), The
Insurance Company             Penn Mutual Life Insurance Company; Vice President of Agencies (since 1994),
Philadelphia, PA 19172        General Manager, Western and Northwest Regions (prior thereto), Aetna Life and Casualty.
----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May
The Penn Mutual Life          1997 to present).  Formerly  Senior Vice President, Lafayette Life Insurance
Insurance Company             Company (September 1994 to May 1997); Vice President, Security Benefit
Philadelphia, PA 19172        Insurance Company (May 1993 to September 1994); Vice President, Home Life
                              Insurance Company (July 1990 to May 1993); Agency
                              Manager, The Equitable Life Insurance Company
                              (August 1978 to July 1990).
----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             General Auditor (since November 1991), Vice President, Market Conduct (since
The Penn Mutual Life          December 1997), Assistant Vice President, Corporate Accounting and Control
Insurance Company             (prior thereto), The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (since May 1996), Senior Vice President (May 1996 to December 1996), Vice
Insurance Company             President, Investments (January 1996 to April 1996), Vice President, Fixed
Philadelphia, PA, 19172       Income Portfolio Management (prior thereto), The Penn Mutual Life Insurance
                              Company; President, Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
----------------------------------------------------------------------------------------------------------

State Regulation

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


Experts

         Actuarial matters included in this Prospectus have been examined by Ralph I. Pence, FSA, MAAA, Vice President and Chief Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Independent Auditors

         Ernst & Young, LLP serves as independent auditors to The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

Legal Matters

         Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Financial Statements

         The financial statements of the subaccounts of the Separate Account and the financial statements of Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

-----------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999


                                                                                              Money              Quality
                                                                        Total              Market Fund+         Bond Fund+
                                                                     ------------          ------------         ----------
Investment in Common Stock
Number of Shares .................................................                          26,314,175             808,876
Cost .............................................................    331,143,943          $26,314,175          $8,419,173

Assets:
Investments at market value ......................................    415,163,095          $26,314,175          $8,412,326
Dividends receivable .............................................         99,160               99,160                   -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............       (409,814)            (568,781)              2,945

                                                                     ------------          -----------          ----------
Net Assets .......................................................   $415,672,069          $26,982,116          $8,409,381
                                                                     ============          ===========          ==========

                              [RESTUBED FOR ABOVE]

                                                                    High Yield            Growth Equity              Value Equity
                                                                    Bond Fund+                Fund+                     Fund+
                                                                    ----------            -------------              ------------
Investment in Common Stock
Number of Shares .................................................     976,640                 711,571                 1,756,163
Cost .............................................................  $9,279,758             $19,153,246               $35,263,907

Assets:
Investments at market value ......................................  $9,356,213             $29,466,217               $39,004,376
Dividends receivable .............................................           -                       -                         -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............       3,245                  15,247                    13,831

                                                                    ----------             -----------               -----------
Net Assets .......................................................  $9,352,968             $29,450,970               $38,990,545
                                                                    ==========             ===========               ===========

----------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                                              Money              Quality
                                                                        Total              Market Fund+         Bond Fund+
                                                                     ------------          ------------         ----------
Investment Income:
Dividends ........................................................     $1,697,544            $ 776,851           $       -
Expense:
Mortality and expense risk charges ...............................      2,766,443              134,820              62,224
                                                                     ------------          -----------          ----------

Net investment income (loss) .....................................     (1,068,899)             642,031             (62,224)
                                                                     ------------          -----------          ----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................      1,853,264                    -                 300
Capital gains distributions ......................................      4,604,784                    -                   -
                                                                     ------------          -----------          ----------

Net realized gains (losses) from investment
     transactions ................................................      6,458,048                    -                 300
Net change in unrealized appreciation/depreciation
     of investments ..............................................     61,995,442                    -               3,611
                                                                     ------------          -----------          ----------

Net realized and unrealized gains (losses) on
     investments .................................................     68,453,490                    -               3,911
                                                                     ------------          -----------          ----------

Net increase (decrease) in net assets resulting
     from operations .............................................    $67,384,591             $642,031           $ (58,313)
                                                                     ============          ===========          ==========

                              [RESTUBED FOR ABOVE]

                                                                     High Yield           Growth Equity               Value Equity
                                                                     Bond Fund+               Fund+                       Fund+
                                                                     ----------             -----------               ------------
Investment Income:
Dividends ........................................................   $        -             $         -                $        -
Expense:
Mortality and expense risk charges ...............................       72,682                 176,930                   317,240
                                                                     ----------             -----------               -----------

Net investment income (loss) .....................................      (72,682)               (176,930)                 (317,240)
                                                                     ----------             -----------               -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................          416                  51,190                   (37,587)
Capital gains distributions ......................................            -                       -                         -
                                                                     ----------             -----------               -----------

Net realized gains (losses) from investment
     transactions ................................................          416                  51,190                   (37,587)
Net change in unrealized appreciation/depreciation
     of investments ..............................................      349,711               6,911,635                  (296,100)
                                                                     ----------             -----------               -----------

Net realized and unrealized gains (losses) on
     investments .................................................      350,127               6,962,825                  (333,687)
                                                                     ----------             -----------               -----------

Net increase (decrease) in net assets resulting
     from operations .............................................   $  277,445             $ 6,785,895                $ (650,927)
                                                                     ==========             ===========               ===========

+     Investment in Penn Series Funds, Inc
++    Investment in Neuberger Berman Advisers Management Trust
+++   Investment in American Century Variable Portfolios, Inc
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc


   The accompanying notes are an integral part of these financial statements.

                              [RESTUBED FOR ABOVE]

                                                                      Flexibly                                          Small
                                                                       Managed              International           Capitalization
                                                                        Fund+                Equity Fund+                Fund+
                                                                     -----------            -------------           --------------
Investment in Common Stock
Number of Shares .................................................     3,012,632               1,273,775                 820,791
Cost .............................................................   $56,394,230             $20,526,548             $10,790,412

Assets:
Investments at market value ......................................   $59,107,839             $34,111,715             $10,374,806
Dividends receivable .............................................             -                       -                       -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............        20,896                  16,356                   4,031

                                                                     -----------             -----------             -----------
Net Assets .......................................................   $59,086,943             $34,095,359             $10,370,775
                                                                     ===========             ===========             ===========

                              [RESTUBED FOR ABOVE]

                                                                     Emerging
                                                                      Growth
                                                                       Fund+
                                                                    -----------
Investment in Common Stock
Number of Shares .................................................      594,401
Cost .............................................................  $11,618,219

Assets:
Investments at market value ......................................  $29,529,819
Dividends receivable .............................................            -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............       14,547

                                                                    -----------
Net Assets .......................................................  $29,515,272
                                                                    ===========

                              [RESTUBED FOR ABOVE]

                                                                      Flexibly                                          Small
                                                                       Managed              International           Capitalization
                                                                        Fund+                Equity Fund+                Fund+
                                                                     -----------            -------------           --------------
Investment Income:
Dividends ........................................................    $        -             $         -              $        -
Expense:
Mortality and expense risk charges ...............................       470,251                 226,031                  80,192
                                                                     -----------             -----------             -----------

Net investment income (loss) .....................................      (470,251)               (226,031)                (80,192)
                                                                     -----------             -----------             -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................        16,311               1,131,146                   8,164
Capital gains distributions ......................................             -                       -                       -
                                                                     -----------             -----------             -----------

Net realized gains (losses) from investment
     transactions ................................................        16,311               1,131,146                   8,164
Net change in unrealized appreciation/depreciation
     of investments ..............................................     3,692,338              10,566,719                 (63,045)
                                                                     -----------             -----------             -----------

Net realized and unrealized gains (losses) on
     investments .................................................     3,708,649              11,697,865                 (54,881)
                                                                     -----------             -----------             -----------

Net increase (decrease) in net assets resulting
     from operations .............................................    $3,238,398             $11,471,834              $ (135,073)
                                                                     ===========             ===========             ===========

                              [RESTUBED FOR ABOVE]

                                                                      Emerging
                                                                       Growth
                                                                        Fund+
                                                                     -----------
Investment Income:
Dividends ........................................................   $         -
Expense:
Mortality and expense risk charges ...............................       134,466
                                                                     -----------

Net investment income (loss) .....................................      (134,466)
                                                                     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................       195,921
Capital gains distributions ......................................             -
                                                                     -----------

Net realized gains (losses) from investment
     transactions ................................................       195,921
Net change in unrealized appreciation/depreciation
     of investments ..............................................    16,746,334
                                                                     -----------

Net realized and unrealized gains (losses) on
     investments .................................................    16,942,255
                                                                     -----------

Net increase (decrease) in net assets resulting
     from operations .............................................   $16,807,789
                                                                     ===========



   The accompanying notes are an integral part of these financial statements

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

------------------------------------------------------------------------------------------------------------------------

                                                               Limited                                       Capital
                                           Balanced          Maturity Bond           Partners             Appreciation
                                          Portfolio++         Portfolio++           Portfolio++           Portfolio+++
                                         ------------        --------------         -----------           -------------
Investment in Common Stock
Number of Shares ...................         379,976              119,189                 649,655              607,528
Cost ...............................      $5,930,634           $1,656,162             $12,528,737           $5,958,383

Assets:
Investments at Market Value ........      $7,937,696           $1,578,060             $12,759,239           $9,015,707
Dividends receivable ...............               -                    -                       -                    -

Liabilities:
Due to (from) the Penn Mutual Life
 Insurance Company .................           3,639                  495                   4,364                4,247

                                        ------------       --------------         ---------------         ------------
Net Assets .........................      $7,934,057           $1,577,565             $12,754,875           $9,011,460
                                        ============       ==============         ===============         ============

---------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D )

                                                                   Limited                                       Capital
                                           Balanced             Maturity Bond            Partners             Appreciation
                                          Portfolio++            Portfolio++            Portfolio++           Portfolio+++
                                        -------------           --------------          -----------           -------------
Investment Income:
Dividends ...........................     $   84,700              $   73,751             $   112,968           $        -
Expense:
Mortality and expense risk charges ..         49,029                  11,431                  92,071               56,208
                                         -----------              ----------             -----------           ----------

Net investment income (loss) ........         35,671                  62,320                  20,897              (56,208)
                                         -----------              ----------             -----------           ----------

Realized and Unrealized Gains (Losses)
 on Investments:
Realized gains (losses) from redemption
 of fund shares .......................       20,108                  (1,650)                 17,928               35,362
Capital gains distributions ...........      125,480                       -                 196,466                    -
                                         -----------              ----------             -----------           ----------

Net realized gains (losses) from
 investment transactions ..............      145,588                  (1,650)                214,394               35,362
Net change in unrealized appreciation/
 depreciation of investments ..........    1,736,544                 (73,233)                412,343            3,540,972
                                         -----------              ----------             -----------           ----------

Net realized and unrealized gains
  (losses) on investments .............    1,882,132                 (74,883)                626,737            3,576,334
                                         -----------              ----------             -----------           ----------

Net increase (decrease) in net assets
 resulting from operations ............   $1,917,803             $   (12,563)            $   647,634           $3,520,126
                                         ===========             ===========             ===========           ==========

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust.
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Emerging
                                     Equity Income         Growth        Asset Manager      Index 500           Markets Equity
                                     Portfolio++++     Portfolio++++     Portfolio++++    Portfolio++++         Portfolio+++++
                                     -------------     -------------     -------------    -------------         --------------
Investment in Common Stock
Number of Shares ..................      1,035,626         1,043,259           330,433          258,519                346,155
Cost ..............................    $23,380,155      $ 39,256,514        $5,528,223      $36,006,089             $3,139,378

Assets:
Investments at Market Value .......    $26,625,948      $ 57,306,211        $6,169,173      $43,278,566             $4,815,009
Dividends receivable ..............              -                 -                -                -                       -

Liabilities:
Due to (from) the Penn Mutual Life
 Insurance Company ................          9,558            24,194             2,370           16,807                  2,195

                                       -----------      ------------        ----------      -----------             ----------
Net Assets ........................    $26,616,390      $ 57,282,017        $6,166,803      $43,261,759             $4,812,814
                                       ===========      ============        ==========      ===========             ==========


--------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D)

                                                                                                                     Emerging
                                             Equity Income        Growth        Asset Manager      Index 500      Markets Equity
                                             Portfolio++++     Portfolio++++     Portfolio++++    Portfolio++++    Portfolio+++++
                                             -------------     -------------    --------------    -------------   ---------------
Investment Income:
Dividends ..............................       $   301,716     $     53,154        $  126,920      $   166,609        $      875
Expense:
Mortality and expense risk charges .....           205,909          363,835            42,734          241,977            28,413
                                               -----------     ------------        ----------      -----------        ----------

Net investment income (loss) ...........            95,807         (310,681)           84,186          (75,368)         (27,538)
                                               -----------     ------------        ----------      -----------        ----------

Realized and Unrealized Gains (Losses)
 on Investments:
Realized gains (losses) from redemption
 of fund shares ........................             8,531           33,562              (110)           3,504           370,168
Capital gains distributions ............           666,953        3,342,064           160,764          113,057                 -
                                               -----------     ------------        ----------      -----------        ----------

Net realized gains (losses) from
 investment transactions ...............           675,484        3,375,626           160,654          116,561           370,168
Net change in unrealized appreciation/
 depreciation of investments ...........           330,734       10,574,337           272,683        5,205,293         2,084,566
                                               -----------     ------------        ----------      -----------        ----------

Net realized and unrealized gains
 (losses) on investments ................        1,006,218       13,949,963           433,337        5,321,854         2,454,734
                                               -----------     ------------        ----------      -----------        ----------

Net increase (decrease) in net assets
 resulting from operations .............       $ 1,102,025     $ 13,639,282        $  517,523      $ 5,246,486        $2,427,196
                                               ===========     ============        ==========      ===========        ==========

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust.
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998




                                                                                Total                      Money Market Fund+
                                                                   ------------------------------    ------------------------------
                                                                        1999             1998             1999             1998
                                                                   -------------    -------------    -------------    -------------
Operations:
     Net investment income (loss) ..............................     ($1,068,899)   $   2,477,914      $   642,031      $   433,508
     Net realized gains (losses) from
          investment transactions ..............................       6,458,048       16,167,956               --               --
     Net change in unrealized appreciation/
          depreciation of investments ..........................      61,995,442        6,282,694               --               --
                                                                   -------------    -------------      -----------      -----------
Net increase (decrease) in net assets
          resulting from operations ............................      67,384,591       24,928,564          642,031          433,508
                                                                   -------------    -------------      -----------      -----------

Variable Life Activities:
     Purchase payments .........................................     131,276,317       96,529,479       54,823,381       42,019,252
     Death benefits ............................................        (289,327)        (121,041)         (23,803)          (2,035)
     Cost of insurance .........................................     (19,824,330)     (14,082,492)      (1,662,531)      (1,191,497)
     Net transfers .............................................      (6,189,133)      (3,175,599)     (36,567,835)     (36,872,301)
     Transfers of policy loans .................................       2,006,171          577,625        1,221,644             (251)
     Contract administration charges ...........................      (5,669,735)      (3,850,403)      (1,161,009)        (488,180)
     Surrender benefits ........................................     (10,371,329)      (5,921,782)      (1,709,339)        (418,927)
                                                                   -------------    -------------      -----------      -----------
Net increase in net assets  resulting
     from variable annuity activities ..........................      90,938,634       69,955,787       14,920,508        3,046,061
                                                                   -------------    -------------      -----------      -----------
     Total increase (decrease)  in net assets ..................     158,323,225       94,884,351       15,562,539        3,479,569
Net Assets:
  Beginning of year ............................................     257,348,845      162,464,494       11,419,577        7,940,008
                                                                   -------------    -------------      -----------      -----------
  End of year ..................................................    $415,672,070    $ 257,348,845      $26,982,116      $11,419,577
                                                                   =============    =============      ===========      ===========


                                                                        High Yield Bond Fund+              Growth Equity Fund+
                                                                   ------------------------------    ------------------------------
                                                                        1999             1998             1999             1998
                                                                   -------------    -------------    -------------    -------------
Operations:
     Net investment income (loss) ..............................        ($72,682)      $  563,430        ($176,930)        ($76,215)
     Net realized gains (losses) from
          investment transactions ..............................             416              291           51,190        1,590,059
     Net change in unrealized appreciation/
          depreciation of investments ..........................         349,711         (318,691)       6,911,635        2,350,499
                                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
          resulting from operations ............................         277,445          245,030        6,785,895        3,864,343
                                                                   -------------    -------------    -------------    -------------

Variable Life Activities:
     Purchase payments .........................................       2,380,766        1,768,367        4,496,063        2,036,864
     Death benefits ............................................         (19,671)            (232)         (13,556)            (413)
     Cost of insurance .........................................        (545,364)        (377,793)      (1,235,541)        (570,484)
     Net transfers .............................................        (330,639)       1,334,768        5,205,840        2,177,912
     Transfers of policy loans .................................           8,662            8,460           69,797           15,214
     Contract administration charges ...........................        (126,960)         (95,903)        (330,511)        (129,899)
     Surrender benefits ........................................        (208,829)        (220,758)        (654,069)        (316,681)
                                                                   -------------    -------------    -------------    -------------
Net increase in net assets  resulting
     from variable annuity activities ..........................       1,157,965        2,416,909        7,538,023        3,212,513
                                                                   -------------    -------------    -------------    -------------
     Total increase (decrease)  in net assets ..................       1,435,410        2,661,939       14,323,918        7,076,856
Net Assets:
  Beginning of year ............................................       7,917,558        5,255,619       15,127,052        8,050,196
                                                                   -------------    -------------    -------------    -------------
  End of year ..................................................    $  9,352,968    $   7,917,558    $  29,450,970    $  15,127,052
                                                                   =============    =============    =============    =============

[RESTUBBED]


                                                                           Quality Bond Fund+
                                                                      ----------------------------
                                                                          1999            1998
                                                                      ------------   -------------
Operations:
     Net investment income (loss) ..............................         ($62,224)   $     252,041
     Net realized gains (losses) from
          investment transactions ..............................              300          203,736
     Net change in unrealized appreciation/
          depreciation of investments ..........................            3,611          (14,899)
                                                                      -----------    -------------
Net increase (decrease) in net assets
          resulting from operations ............................          (58,313)         440,878
                                                                      -----------    -------------

Variable Life Activities:
     Purchase payments .........................................        1,355,013        1,155,232
     Death benefits ............................................           (2,243)            (249)
     Cost of insurance .........................................         (360,405)        (259,658)
     Net transfers .............................................        1,123,017        1,041,850
     Transfers of policy loans .................................           11,409           10,440
     Contract administration charges ...........................          (73,285)         (42,018)
     Surrender benefits ........................................         (226,335)        (105,331)
                                                                      -----------    -------------
Net increase in net assets  resulting
     from variable annuity activities ..........................        1,827,171        1,800,266
                                                                      -----------    -------------
     Total increase (decrease)  in net assets ..................        1,768,858        2,241,144
Net Assets:
  Beginning of year ............................................        6,640,523        4,399,379
                                                                      -----------    -------------
  End of year ..................................................      $ 8,409,381    $   6,640,523
                                                                      ===========    =============


                                                                           Value Equity Fund+
                                                                      ----------------------------
                                                                         1999             1998
                                                                      -----------    -------------
Operations:
     Net investment income (loss) ..............................        ($317,240)   $     181,632
     Net realized gains (losses) from
          investment transactions ..............................          (37,587)       3,177,280
     Net change in unrealized appreciation/
          depreciation of investments ..........................         (296,100)        (904,321)
                                                                      -----------    -------------
Net increase (decrease) in net assets
          resulting from operations ............................         (650,927)       2,454,591
                                                                      -----------    -------------

Variable Life Activities:
     Purchase payments .........................................        9,300,537        7,712,812
     Death benefits ............................................          (34,277)          (3,109)
     Cost of insurance .........................................       (2,317,035)      (2,002,921)
     Net transfers .............................................       (1,332,367)       2,352,575
     Transfers of policy loans .................................           83,517          129,894
     Contract administration charges ...........................         (490,439)        (471,036)
     Surrender benefits ........................................       (1,050,128)        (800,734)
                                                                      -----------    -------------
Net increase in net assets  resulting
     from variable annuity activities ..........................        4,159,808        6,917,481
                                                                      -----------    -------------
     Total increase (decrease)  in net assets ..................        3,508,881        9,372,072
Net Assets:
  Beginning of year ............................................       35,481,664       26,109,592
                                                                      -----------    -------------
  End of year ..................................................      $38,990,545    $  35,481,664
                                                                      ===========    =============


+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust.
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.




   Flexibly Managed Fund+    International Equity Fund+
---------------------------  --------------------------
     1999           1998         1999           1998
------------   ------------  ------------  ------------
  ($470,251)   $ 1,144,764     ($226,031)      $56,661

     16,311      5,784,840     1,131,146       970,588

  3,692,338     (4,524,890)   10,566,719     2,087,405
-----------    ------------  -----------   -----------

  3,238,398      2,404,714    11,471,834     3,114,654
-----------    ------------  -----------   -----------


 12,696,631     12,234,331     6,485,087     4,244,414
    (82,516)       (17,851)       (7,506)      (15,627)
 (3,522,739)    (3,137,840)   (1,671,752)   (1,050,548)
 (6,182,355)     1,345,485    (3,336,017)    3,160,776
    211,590        139,613        72,417        65,814
   (690,067)      (646,642)     (408,378)     (252,405)
 (1,818,495)    (1,299,724)     (906,723)     (633,058)
-----------    ------------  -----------   -----------

    612,049      8,617,372       227,128     5,519,366
-----------    ------------  -----------   -----------
  3,850,447     11,022,086    11,698,962     8,634,020

 55,236,496     44,214,410    22,396,397    13,762,377
-----------    ------------  -----------   -----------
$59,086,943    $55,236,496   $34,095,359   $22,396,397
===========    ===========   ===========   ===========


   Emerging Growth Fund+         Balanced Portfolio++
---------------------------   -------------------------
     1999           1998         1999           1998
------------    -----------   -----------   -----------

  ($134,466)      ($29,768)      $35,671       $52,777

    195,921         10,412       145,588       610,655

 16,746,334      1,277,385     1,736,544      (184,479)
-----------     ----------    ----------    ----------

 16,807,789      1,258,029     1,917,803       478,953
-----------     ----------    ----------    ----------


  2,612,183      1,376,626     1,484,570     1,068,630
     (7,463)            --        (6,801)       (2,001)
   (575,948)      (270,389)     (353,927)     (278,391)
  5,165,425      2,271,306       (12,467)      526,196
     27,154            949        18,188        83,335
   (190,593)      (117,695)      (73,565)      (50,297)
   (260,812)       (61,482)     (174,227)     (163,220)
-----------     ----------    ----------    ----------

  6,769,946      3,199,315       881,771     1,184,252
-----------     ----------    ----------    ----------
 23,577,735      4,457,344     2,799,574     1,663,205

  5,937,537      1,480,193     5,134,483     3,471,278
-----------     ----------    ----------    ----------
$29,515,272     $5,937,537    $7,934,057    $5,134,483
===========     ==========    ==========    ==========

[RESTUBBED]


            Small                      Partners
    Capitalization Fund+             Portfolio++
 --------------------------  -------------------------
      1999           1998         1999        1998
 ------------  ------------  ------------  -----------
    ($80,192)      ($5,543)      $20,897     ($33,955)

       8,164       135,416       214,394      486,053

     (63,045)     (791,507)      412,343     (271,429)
 -----------   -----------   -----------   ----------

    (135,073)     (661,634)      647,634      180,669
 -----------   -----------   -----------   ----------


   3,124,582     2,372,356     2,466,761    2,301,846
      (7,256)      (10,571)      (13,903)          --
    (604,903)     (505,718)     (469,143)    (484,655)
     (12,470)    2,227,491     2,236,859    3,388,292
      45,711        11,010        14,898       11,914
    (147,833)     (165,296)     (126,557)    (201,761)
    (228,773)     (129,707)     (211,368)    (138,687)
 -----------   -----------   -----------   ----------

   2,169,058     3,799,565     3,897,547    4,876,949
 -----------   -----------   -----------   ----------
   2,033,985     3,137,931     4,545,181    5,057,618

   8,336,790     5,198,859     8,209,694    3,152,076
 -----------   -----------   -----------   ----------
 $10,370,775   $ 8,336,790   $12,754,875   $8,209,694
 ===========   ===========   ===========   ==========

        Limited Maturity               Growth
        Bond Portfolio++            Portfolio++++
 --------------------------   ------------------------
      1999          1998           1999        1998
 ------------   -----------   -----------  -----------

     $62,320       $41,895      ($56,208)    ($47,491)

     ($1,650)          242        35,362      140,032

     (73,233)      (13,221)    3,540,972     (261,202)
  ----------    ----------    ----------   ----------

     (12,563)       28,916     3,520,126     (168,661)
  ----------    ----------    ----------   ----------


     539,187       300,887     1,370,035    1,577,063
      (2,119)           --        (2,858)      (3,745)
     (97,258)      (58,968)     (342,503)    (342,552)
     (23,735)      318,853      (932,409)  (1,352,477)
       2,417         5,849        15,155       35,632
     (27,049)      (14,141)      (57,224)     (53,636)
     (29,913)       (9,313)     (323,009)    (244,500)
  ----------    ----------    ----------   ----------

     361,530       543,167      (272,813)    (384,215)
  ----------    ----------    ----------   ----------
     348,967       572,083     3,247,313     (552,876)

   1,228,598       656,515     5,764,147    6,317,023
  ----------    ----------    ----------   ----------
  $1,577,565    $1,228,598    $9,011,460   $5,764,147
  ==========    ==========    ==========   ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust.
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE
YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                        Equity Income                    Growth                   Asset Manager
                                                        Portfolio++++                 Portfolio++++              Portfolio++++
                                                -------------------------     -------------------------    -------------------------
                                                     1999          1998           1999          1998         1999           1998
                                                ----------    -----------     -----------   -----------    ----------     ----------
Operations:
     Net investment income (loss) .............     $95,807       $40,458       ($310,681)    ($106,277)      $84,186       $43,537
     Net realized gains (losses) from
          investment transactions .............     675,484       649,737       3,375,626     2,143,029       160,654       202,236
     Net change in unrealized appreciation/
          depreciation of investments .........     330,734       963,306      10,574,337     5,047,623       272,683       136,988
                                                -----------   -----------     -----------   -----------    ----------    ----------
Net increase (decrease) in net assets
          resulting from operations ...........   1,102,025     1,653,501      13,639,282     7,084,375       517,523       382,761
                                                -----------   -----------     -----------   -----------    ----------    ----------

Variable Life Activities:
     Purchase payments ........................   6,666,334     4,640,276      10,979,093     5,974,648     1,375,866       834,804
     Death benefits ...........................     (14,032)      (20,055)        (38,816)      (45,153)       (1,237)            -
     Cost of insurance ........................  (1,603,588)   (1,115,035)     (2,562,252)   (1,459,882)     (347,344)     (216,443)
     Net transfers ............................   1,627,390     2,979,305       8,714,008     2,873,583     1,102,953       807,683
     Transfers of policy loans ................      71,994        25,171          68,165        22,413         3,213         1,050
     Contract administration charges ..........    (373,064)     (297,186)       (720,794)     (385,848)      (73,304)      (49,185)
     Surrender benefits .......................    (726,919)     (430,380)     (1,358,474)     (689,227)     (129,352)     (115,461)
                                                ------------  -----------     -----------   -----------    ----------    ----------
Net increase in net assets  resulting
     from variable annuity activities .........   5,648,115     5,782,096      15,080,930     6,290,534     1,930,795     1,262,448
                                                -----------   -----------     -----------   -----------    ----------    ----------
     Total increase (decrease)  in net assets .   6,750,140     7,435,597      28,720,212    13,374,909     2,448,318     1,645,209
Net Assets:
  Beginning of year ...........................  19,866,250    12,430,653      28,561,805    15,186,896     3,718,485     2,073,276
                                                -----------   -----------     -----------   -----------    ----------    ----------
  End of year ................................. $26,616,390   $19,866,250     $57,282,017   $28,561,805    $6,166,803    $3,718,485
                                                ===========   ===========     ===========   ===========    ==========    ==========

                                                             Index 500                              Emerging Markets
                                                           Portfolio++++                             Portfolio+++++
                                                   -------------------------------           ------------------------------
                                                       1999               1998                   1999               1998
                                                   -----------         -----------           ----------          ----------
Operations:
     Net investment income (loss) .............       ($75,368)           ($32,366)            ($27,538)            ($1,174)
     Net realized gains (losses) from
          investment transactions .............        116,561              60,958              370,168               2,392
     Net change in unrealized appreciation/
          depreciation of investments .........      5,205,293           1,980,793            2,084,566            (276,666)
                                                   -----------         -----------           ----------          ----------
Net increase (decrease) in net assets
          resulting from operations ...........      5,246,486           2,009,385            2,427,196            (275,448)
                                                   -----------         -----------           ----------          ----------

Variable Life Activities:
     Purchase payments ........................      8,565,619           4,295,628              554,609             615,443
     Death benefits ...........................         (9,073)                  -               (2,197)                  -
     Cost of insurance ........................     (1,447,507)           (664,534)            (104,590)            (95,184)
     Net transfers ............................     16,965,879           7,630,497              399,790             612,607
     Transfers of policy loans ................         56,519               9,823                3,721               1,295
     Contract administration charges ..........       (568,474)           (335,545)             (30,629)            (53,730)
     Surrender benefits .......................       (317,861)           (115,742)             (36,703)            (28,850)
                                                   -----------         -----------           ----------          ----------
Net increase in net assets  resulting
     from variable annuity activities .........     23,245,102          10,820,127              784,001           1,051,581
                                                   -----------         -----------           ----------          ----------
     Total increase (decrease)  in net assets .     28,491,588          12,829,512            3,211,197             776,133
Net Assets:
  Beginning of year ...........................     14,770,171           1,940,659            1,601,618             825,485
                                                   -----------         -----------           ----------          ----------
  End of year .................................    $43,261,759         $14,770,171           $4,812,815          $1,601,618
                                                   ===========         ===========           ==========          ==========


+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust.
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

  The accompanying notes are an intergral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 1999

Note 1.  Significant Accounting Policies

         The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:


             General - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and variable life activities during 1999 and 1998. Actual results could differ from those estimates.

             Investments - Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

Note 2.   Purchases and Sales of Investments

        The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                                     Purchases             Sales
                                                     ---------             -----

Money Market Fund .............................    $84,361,990       $69,381,912
Quality Bond Fund .............................      3,276,420         1,511,209
High Yield Bond Fund ..........................      4,879,404         3,792,156
Growth Equity Fund ............................      9,938,419         2,514,823
Value Equity Fund .............................      9,258,922         5,446,023
Flexibly Managed Fund .........................      9,434,808         9,268,233
Small Capitalization Fund .....................      3,500,074         1,398,790
International Equity Fund .....................     42,117,549        40,973,961
Emerging Growth Fund ..........................     10,436,516         3,591,156
Limited Maturity Bond Portfolio ...............        868,999           446,591
Balanced Portfolio ............................      2,053,296           987,858
Partners Portfolio ............................      6,297,152         2,162,024
Capital Appreciation Portfolio ................      1,318,604         1,609,498
Equity Income Portfolio .......................      9,028,532         2,604,920
Growth Portfolio ..............................     20,977,467         2,815,137
Asset Manager Portfolio .......................      2,891,976           714,920
Index 500 Portfolio ...........................     25,076,298         1,777,197
Emerging Markets Equity Portfolio .............     11,124,088        10,192,650


Note 3.   Contract Charges

        Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estatemax is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estatemax; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estatemax policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed.

        If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estatemax policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

Note 4.  Unit Values
Accumulation Unit Values For Variable Life Account I as of 12/31/99 are as follows:

                                                     Accumulation   Accumulation
                                                         Units       Unit Value
                                                         -----       ----------
Money Market Fund
Cornerstone VUL                                         209,517        $12.84
Cornerstone VUL II                                    1,036,419        $12.04
Cornerstone VUL III                                     552,696        $10.19
Variable Estatemax                                      302,526        $12.05
Momentum Builder                                        143,910        $17.63

Quality Bond Fund
Cornerstone VUL                                         161,919        $14.16
Cornerstone VUL II/Variable Estatemax                   416,913        $13.29
Cornerstone VUL III                                      32,112        $ 9.98
Momentum Builder                                         10,474        $24.25


High Yield Bond Fund
Cornerstone VUL                                         188,612        $16.29
Cornerstone VUL II/Variable Estatemax                    372,690        $14.84
Cornerstone VUL III                                      11,772        $ 9.97
Momentum Builder                                         22,436        $28.16


Growth Equity Fund
Cornerstone VUL                                         315,704        $37.32
Cornerstone VUL II/Variable Estatemax                   484,230        $32.30
Cornerstone VUL III                                      48,303        $11.73
Momentum Builder                                         28,612        $51.07

Value Equity Fund
Cornerstone VUL                                         503,094        $24.10
Cornerstone VUL II/Variable Estatemax                 1,309,074        $19.75
Cornerstone VUL III                                      63,921        $ 9.16
Momentum Builder                                         10,655        $39.71

Flexibly Managed Fund
Cornerstone VUL                                       1,102,009        $20.45
Cornerstone VUL II/Variable Estatemax                 2,115,595        $16.64
Cornerstone VUL III                                     121,555        $ 9.86
Momentum Builder                                          3,919        $38.12


Small Capitalization Fund
Cornerstone VUL                                          78,360        $14.36
Cornerstone VUL II/Variable Estatemax                   634,413        $14.26
Cornerstone VUL III                                      21,360        $ 9.19


International Equity Fund
Cornerstone VUL                                         455,807        $28.13
Cornerstone VUL II/Variable Estatemax                   853,934        $24.42
Cornerstone VUL III                                      31,574        $13.32

                                                     Accumulation   Accumulation
                                                        Units        Unit Value
                                                        -----        ----------
Emerging Growth Fund
Cornerstone VUL                                         100,262         $52.78
Cornerstone VUL II/Variable Estatemax                   436,087         $52.57
Cornerstone VUL III                                      76,337         $16.99

Limited Maturity Bond Portfolio
Cornerstone VUL                                           9,262         $12.76
Cornerstone VUL II/Variable Estatemax                   107,727         $12.05
Cornerstone VUL III                                      16,003         $10.05

Balanced Portfolio
Cornerstone VUL                                         130,873         $23.49
Cornerstone VUL II/Variable Estatemax                   222,649         $20.95
Cornerstone VUL III                                      15,487         $12.59

Partners Portfolio
Cornerstone VUL                                         170,254         $13.73
Cornerstone VUL II/Variable Estatemax                   729,954         $13.67
Cornerstone VUL III                                      47,250         $ 9.29

Capital Appreciation Portfolio
Cornerstone VUL                                         194,305         $20.60
Cornerstone VUL II/Variable Estatemax                   289,841         $17.28


Equity Income Portfolio
Cornerstone VUL                                         198,335         $20.17
Cornerstone VUL II/Variable Estatemax                 1,094,397         $20.03
Cornerstone VUL III                                      75,665         $ 9.21


Growth Portfolio
Cornerstone VUL                                         333,903         $32.68
Cornerstone VUL II/Variable Estatemax                 1,380,600         $32.45
Cornerstone VUL III                                     137,813         $11.42


Asset Manager Portfolio
Cornerstone VUL                                          60,527         $19.19
Cornerstone VUL II/Variable Estatemax                   252,747         $19.06
Cornerstone VUL III                                      18,374         $10.26

Index 500 Portfolio
Cornerstone VUL                                         245,482         $18.59
Cornerstone VUL II/Variable Estatemax                 1,928,357         $18.52
Cornerstone VUL III                                     288,250         $10.38

Emerging Markets Equity Portfolio
Cornerstone VUL                                          68,051         $13.17
Cornerstone VUL II/Variable Estatemax                   282,276         $13.12
Cornerstone VUL III                                      15,534         $13.77

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Penn Mutual Variable Life Account I at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.




                                             /s/ Ernst & Young LLP
                                             -----------------------------------
                                                 Ernst & Young LLP




Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets

As of December 31,                                                     1999           1998
---------------------------------------------------------------------------------------------
(in thousands)

ASSETS
Debt securities, at fair value                                     $ 4,733,261    $ 5,500,924
Equity securities, at fair value                                         3,949          4,161
Mortgage loans on real estate                                           27,115         38,828
Real estate, net of accumulated depreciation                            15,461         15,791
Policy loans                                                           642,420        638,376
Short-term investments                                                   6,934          1,024
Other invested assets                                                  137,766         98,571
                                                                   -----------    -----------
         Total investments                                           5,566,906      6,297,675

Cash and cash equivalents                                               37,481         24,468
Investment income due and accrued                                       89,254        104,208
Deferred acquisition costs                                             549,573        399,742
Amounts recoverable from reinsurers                                    220,847         69,583
Broker/dealer receivables                                            1,143,702        793,522
Other assets                                                           109,818         94,179
Separate account assets                                              2,865,366      2,302,937
                                                                   -----------    -----------
        Total Assets                                               $10,582,947    $10,086,314
                                                                   ===========    ===========

LIABILITIES

Reserves for payment of future policy benefits                     $ 2,735,609    $ 2,761,319
Other policyholder funds                                             2,710,589      2,835,081
Policyholders' dividends payable                                        28,770         30,532
Broker/dealer payables                                                 646,479        488,783
Accrued income tax payable                                              31,919        142,634
Other liabilities                                                      573,909        383,744
Separate account liabilities                                         2,865,366      2,302,937
                                                                   -----------    -----------
        Total Liabilities                                            9,592,641      8,945,030
                                                                   -----------    -----------

EQUITY

Retained earnings                                                    1,023,704        944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                         (33,398)       197,139
                                                                   -----------    -----------
        Total Equity                                                   990,306      1,141,284
                                                                   -----------    -----------
            Total Liabilities and Equity                           $10,582,947    $10,086,314
                                                                   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                        1999            1998          1997
-------------------------------------------------------------------------------------------------------------
(in thousands)

REVENUES
Premium and annuity considerations                                   $  130,516     $  154,615     $  178,338
Policy fee income                                                       131,709        114,681        102,398
Net investment income                                                   431,222        433,530        448,135
Net realized capital gains/(losses)                                         803          3,912          9,655
Broker/dealer fees and commissions                                      395,483        331,285        290,005
Other income                                                             24,895         15,543         10,920
                                                                     ----------     ----------     ----------
Total Revenue                                                         1,114,628      1,053,566      1,039,451
                                                                     ----------     ----------     ----------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                        429,791        445,148        463,444
Policyholder dividends                                                   56,603         61,369         67,412
Decrease in liability for future policy benefits                        (54,080)       (23,337)       (10,275)
General expenses                                                        238,603        205,698        195,336
Broker/dealer sales expense                                             216,712        180,255        160,730
Amortization of deferred acquisition costs                               52,668         42,223         43,223
                                                                     ----------     ----------     ----------
Total Benefits and Expenses                                             940,297       911,356         919,870
                                                                     ----------     ----------     ----------

Income from Continuing Operations Before Income Taxes                   174,331        142,210        119,581
                                                                     ----------     ----------     ----------

Income taxes                                                             66,324         57,019         51,323
                                                                     ----------     ----------     ----------

Income from Continuing Operations                                       108,007         85,191         68,258
                                                                     ----------     ----------     ----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $(2,137), $670 and $2,589)                  (3,968)         1,243          4,807

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                          (24,480)             -              -
                                                                     ----------     ----------     ----------
          NET INCOME                                                 $   79,559     $   86,434     $   73,065
                                                                     ==========     ==========     ==========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity


                                                                           Other
                                                                      Comprehensive            Retained            Total
                                                                      Income/(Loss)            Earnings            Equity
 --------------------------------------------------------------------------------------------------------------------------------
 (In thousands)
 Balance at January 1, 1997                                            $  85,730              $  784,646         $  870,376
 Comprehensive Income
    Net income for 1997                                                        -                  73,065             73,065
    Other comprehensive loss, net of tax
        Unrealized appreciation of  securities,
         net of reclassification adjustment                               66,279                       -             66,279
                                                                                                                 ----------
 Comprehensive Income                                                                                               139,344
                                                                       ---------              ----------         ----------
 Balance at December 31, 1997                                            152,009                 857,711          1,009,720
 Comprehensive Income
    Net income for 1998                                                        -                  86,434             86,434
 Other comprehensive income, net of tax
    Unrealized appreciation of  securities,
     net of reclassification adjustment                                   45,130                       -             45,130
                                                                                                                 ----------
 Comprehensive Income                                                                                               131,564
                                                                       ---------              ----------         ----------
 Balance at December 31, 1998                                            197,139                 944,145          1,141,284
 Comprehensive Loss
    Net income for 1999                                                        -                  79,559             79,559
 Other comprehensive loss, net of tax
    Unrealized depreciation of  securities,
     net of reclassification adjustment                                 (230,537)                      -           (230,537)
                                                                                                                 ----------
 Comprehensive Loss                                                                                                (150,978)
                                                                       ---------              ----------         ----------
 Balance at December 31, 1999                                          $ (33,398)             $1,023,704         $  990,306
                                                                       =========              ==========         ==========

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

For the Years Ended December 31,                                                         1999             1998          1997
-----------------------------------------------------------------------------------------------------------------------------
(in thousands)

                       Cash Flows from Operating Activities
Net income                                                                           $   79,559     $    86,434   $    73,065
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                            (78,644)        (72,356)      (64,427)
  Amortization of deferred acquisition costs                                             52,668          42,223        43,223
  Policy fees on universal life and investment contracts                                (80,456)       (120,315)     (104,342)
  Interest credited on universal life and investment contracts                          132,213         146,081       160,417
  Depreciation and amortization                                                           6,294           4,750        18,682
  Premiums due and other receivables                                                    (16,794)         (1,293)       (7,291)
  Net realized capital (gains)/losses                                                      (803)         (3,912)       (9,655)
  Net realized loss on sale of discontinued operations                                   37,661               -             -
  (Increase)/decrease in investment income due and accrued                               14,954          (1,136)           60
  (Increase) in amounts recoverable from reinsurers                                     (18,419)         (6,372)       (4,329)
  (Decrease) in reserves for payment of future policy benefits                          (25,710)         (8,696)      (13,358)
  Increase/(decrease) in accrued income tax payable                                      13,222          25,622        (4,526)
  Other, net                                                                             12,652           3,805        (6,693)
                                                                                     ----------     -----------   -----------
     Net cash provided by operating activities                                          128,397          94,835        80,826
                                                                                     ----------     -----------   -----------

                       Cash Flows from Investing Activities

Sale of investments:
  Debt securities available for sale                                                  1,624,576       1,837,209     1,235,274
  Equity securities                                                                      12,003          35,496        20,374
  Real estate                                                                               853           9,937        87,875
  Other                                                                                   3,884          18,074        14,355

Maturity and other principal repayments:
  Debt securities available for sale                                                    415,888         496,283       472,474
  Mortgage loans                                                                         17,596           2,357        61,813
  Other                                                                                   3,963               -             -

Cost of investments acquired:
  Debt securities available for sale                                                 (1,752,394)     (2,315,067)   (1,772,007)
  Equity securities                                                                     (12,097)        (26,390)      (15,268)
  Real estate                                                                            (1,366)           (293)      (15,600)
  Other                                                                                 (39,139)        (17,917)      (15,503)

Change in policy loans, net                                                              (4,044)          4,613        13,084
(Increase)/decrease in short-term investments, net                                       (5,910)         42,446        (5,955)
Purchases of furniture and equipment, net                                               (10,900)         (9,446)       (4,116)
Sale of discontinued operations                                                        (160,332)              -             -
                                                                                     ----------     -----------   -----------
     Net cash provided by investing activities                                           92,581          77,302        76,800
                                                                                     ----------     -----------   -----------



   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued


For the Years Ended December 31,                                                        1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
(in thousands)

                        Cash Flows from Financing Activities
Deposits for universal life and investment contracts                                 $ 605,568   $  589,070    $ 653,233
Withdrawals from universal life and investment contracts                              (641,296)    (605,821)    (552,311)
Transfers to separate accounts                                                        (146,981)    (147,708)    (236,008)
Issuance/(repayment) of debt                                                           167,228       90,772       24,842
(Increase)/decrease in net broker dealer receivables                                  (192,484)    (111,046)     (47,632)
                                                                                     ---------   ----------    ---------
     Net cash used by financing activities                                            (207,965)    (184,733)    (157,876)
                                                                                     ---------   ----------    ---------

     Net increase/(decrease) in cash and cash equivalents                               13,013      (12,596)        (250)

Cash and cash equivalents
     Beginning of the year                                                              24,468       37,064       37,314
                                                                                     ---------   ----------    ---------
     End of the year                                                                 $  37,481   $   24,468    $  37,064
                                                                                     =========   ==========    =========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
----------------------------------------------
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements
As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.


Investments
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.

Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.


Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2. DISCONTINUED OPERATIONS:
---------------------------
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3. INVESTMENTS:
---------------
Debt Securities
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                              December 31, 1999
                                                      ------------------------------------------------------------------
                                                                           Gross             Gross          Estimated
                                                        Amortized        Unrealized       Unrealized          Fair
                                                           Cost            Gains            Losses            Value
                                                      ---------------  ---------------   --------------   --------------
U.S. Treasury securities and U.S.
     Government and agency securities                     $   10,527         $    119         $    178        $  10,468
States and political subdivisions                             11,600                -               58           11,542
Foreign governments                                           19,854              758                -           20,612
Corporate securities                                       2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities                 2,106,506            9,975           58,011        2,058,470
                                                         -----------         --------         --------       ----------
     Total bonds                                           4,826,789           80,727          174,604        4,732,912
Redeemable preferred stocks                                      360                -               11              349
                                                         -----------          -------         --------       ----------
     Total                                                $4,827,149          $80,727         $174,615       $4,733,261
                                                          ==========          =======         ========       ==========


                                                                              December 31, 1998
                                                      ------------------------------------------------------------------
                                                                           Gross             Gross          Estimated
                                                        Amortized        Unrealized       Unrealized          Fair
                                                           Cost            Gains            Losses            Value
                                                      ---------------  ---------------   --------------   --------------
U.S. Treasury securities and U.S.
     Government and agency securities                     $   13,109         $  1,271          $     -        $  14,380
States and political subdivisions                             12,094            2,216                -           14,310
Foreign governments                                           24,920            3,323                -           28,243
Corporate securities                                       3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities                 2,006,891           86,271            4,399        2,088,763
                                                          ----------         --------           ------       ----------
     Total bonds                                           5,115,080          392,570            9,355        5,498,295
Redeemable preferred stocks                                    2,696                -               67            2,629
                                                          ----------        ---------           ------       ----------
     Total                                                $5,117,776        $ 392,570           $9,422       $5,500,924
                                                          ==========        =========           ======       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                                             Amortized          Estimated
                      Years to maturity:                                        Cost            Fair Value
                                                                             -----------        ----------
                      One or less                                              $ 226,324        $  215,589
                      After one through five                                     247,287           248,905
                      After five through ten                                     523,294           545,057
                      After ten                                                1,723,378         1,664,891
                      Mortgage and other asset-backed securities               2,106,506         2,058,470
                                                                             -----------        ----------
                           Total bonds                                         4,826,789         4,732,912
                      Redeemable preferred stocks                                    360               349
                                                                             -----------        ----------
                           Total                                             $ 4,827,149        $4,733,261
                                                                             ===========        ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------

              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)

--------------------------------------------------------------------------------

Mortgage Loans
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                                        1999                    1998
                                                                     ---------                --------
                     Property Type
                        Office building                               $ 1,366                 $  9,204
                        Retail                                          8,414                    5,553
                        Dwellings                                      16,062                   24,741
                        Other                                           2,773                    3,130
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                     --------                 --------
                          Total                                      $ 27,115                 $ 38,828
                                                                     ========                 ========

                                                                      1999                      1998
                                                                  ------------                --------
                     Geographic Concentration
                        Northeast                                     $ 5,506                  $10,273
                        Midwest                                         5,515                    5,728
                        South                                          11,612                   12,075
                        West                                            5,982                   14,552
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                      -------                  -------
                          Total                                       $27,115                  $38,828
                                                                      =======                  =======

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                                                       1999                     1998
                                                                     --------                 -------
                     Balance at January 1                             $ 3,800                   $3,800
                        Reduction in provision                         (2,300)                       -
                        Charge-offs                                         -                        -
                                                                      -------                   ------
                     Balance at December 31                           $ 1,500                   $3,800
                                                                      =======                   ======


As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.


Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                   1999                     1998
                                                                 --------                  -------
                   Investment                                     $19,461                  $19,111
                   Properties held for sale                           -                      1,914
                   Less: Valuation allowance                       (4,000)                  (5,234)
                                                                  -------                  -------
                        Total                                     $15,461                  $15,791
                                                                  =======                  =======


At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.


Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4. INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                                    1999                 1998                1997
                                                                  --------             --------            --------
           Debt securities                                        $385,963             $395,628            $390,852
           Equity securities                                           311                  206               1,371
           Mortgage loans                                            2,706                4,268              12,098
           Real estate                                               2,209                2,903              17,519
           Policy loans                                             39,371               39,760              40,921
           Short-term investments                                      830                2,032               2,428
           Other invested assets                                    17,446               11,330              21,268
                                                                  --------             --------            --------
           Gross investment income                                 448,836              456,127             486,457
                 Less: Investment expense                           11,104               11,430              26,251
                 Less: Discontinued operations                       6,510               11,167              12,071
                                                                  --------             --------            --------
           Investment income, net                                 $431,222             $433,530            $448,135
                                                                  ========             ========            ========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                                                    1999                 1998               1997
                                                                  --------            ----------          --------
           Debt securities                                        $ (4,506)           $     110           $ 12,991
           Equity securities                                          (263)               2,856                417
           Mortgage loans                                            2,300                  210                280
           Real estate                                                 173                4,148               (684)
           Other                                                     2,430               (2,109)              (811)
           Amortization of deferred acquisition costs                  669               (1,303)            (2,538)
                                                                  --------            ----------          ---------
           Net realized capital gains/(losses)                    $    803            $   3,912           $  9,655
                                                                  ========            ==========          =========


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                                      1999                  1998              1997
                                                                   ----------             -------           ---------
           Unrealized gains/(losses):
                Debt securities                                    $ (477,036)           $ 86,594           $ 160,850
                Equity securities                                         (43)             (2,092)                408
                Other                                                   5,555              (2,091)            (14,581)
                                                                   ----------             -------           ---------
                                                                     (471,524)             82,411             146,677
                                                                   ----------             -------           ---------

           Less:
                Deferred policy acquisition costs                     117,050             (12,841)            (45,043)
                Deferred income taxes                                 123,937             (24,440)            (35,355)
                                                                   ----------            --------           ---------
           Net change in unrealized gains/(losses)                 $ (230,537)           $ 45,130           $  66,279
                                                                   ==========            ========           =========


The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

           Reclassification Adjustments                                  1999                  1998               1997
                                                                      ----------             --------           --------
           Unrealized holding gains/(losses) arising
                during period                                         $ (255,859)            $ 53,576           $ 71,797
           Reclassification adjustment for gains included
                in net income                                             25,322                8,446              5,518
                                                                      ----------             --------           --------
           Unrealized gains/(losses) on investments, net
               of reclassification adjustment                         $ (230,537)            $ 45,130           $ 66,279
                                                                      ==========             ========           ========


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


5. FAIR VALUE INFORMATION:
--------------------------
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                                      1999                                 1998
                                                           -----------------------------    ---------------------------------
                                                             Carrying            Fair             Carrying            Fair
                                                              Value              Value             Value              Value
                                                           ------------      -----------        -----------       -----------
     Financial Assets:

        Debt securities, available for sale                $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
             Common stock                                          276               276                158               158
             Non-redeemable preferred stocks                     3,673             3,673              4,003             4,003
        Mortgage loans                                          27,115            28,615             38,828            42,675
        Policy loans                                           642,420           612,501            638,376           605,144
        Cash and cash equivalents                               37,481            37,481             24,468            24,468
        Short-term investments                                   6,934             6,934              1,024             1,024
        Separate account assets                              2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                                  137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
             Individual annuities                            $ 997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
             Guaranteed investment contracts                    22,786            21,353             39,571            40,556
             Other group annuities                              85,465            85,213            113,974           115,422
             Other policyholder funds                          339,937           339,937            340,761           340,761
                                                           -----------       -----------        -----------       -----------
       Total policyholder funds                              1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                         28,770            28,770             30,532            30,532
       Separate account liabilities                          2,865,366         2,865,366          2,302,937         2,302,937


The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.


To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


6. INCOME TAXES:
----------------
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                         1999               1998
                                                                       --------           --------
           Deferred tax assets
             Future policy benefits                                    $ 90,877           $ 92,909
              Dividend award                                             10,010             10,255
              Allowances for investment losses                            6,153              4,232
              Employee benefit liabilities                               30,479             29,762
              Unrealized investment losses                               17,934                  -
              Other                                                      17,256             18,677
                                                                       --------           --------
                     Total deferred tax asset                           172,709            155,835
                                                                       --------           --------

           Deferred tax liabilities
              Deferred acquisition costs                                 145,360            135,248
              Unrealized investment gains                                      -            105,993
              Other                                                       18,484             22,375
                                                                       ---------          ---------
                     Total deferred tax liability                        163,844            263,616
                                                                       ---------          ---------

           Net deferred tax liability                                     (8,865)            107,781
           Tax currently payable                                          40,784              34,853
                                                                       ---------           ---------
           Accrued income tax payable                                   $ 31,919           $ 142,634
                                                                       =========           =========


The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                         1999                1998              1997
                                                                       --------            --------           -------
           Tax expense at 35%                                          $ 45,697            $ 50,443           $ 44,442
           Increase in income taxes resulting
           from:
              Differential earnings amount                                3,010               2,681              6,942
              Other                                                       2,299               4,565              2,528
                                                                       --------            ---------          --------
           Federal income tax expense                                  $ 51,006            $ 57,689           $ 53,912
                                                                       ========            =========          ========

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


The make up of the tax expense/(benefit) is as follows:

                                                                         1999               1998               1997
                                                                      --------            --------           --------
           Continuing operations                                      $ 66,324            $ 57,019           $ 51,323
           Discontinued operations:
                Operations                                              (2,137)                670              2,589
                Sale                                                   (13,181)                  -                  -
                                                                      ---------           --------           --------
           Total federal income tax expense                           $  51,006           $ 57,689           $ 53,912
                                                                      =========           =======            ========


As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7. BENEFIT  PLANS:
-----------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                            -------------   -------------    -------------   -------------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                            =============   =============    =============   =============


           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Discount rate                                           6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                          8.00%           8.00%               -                -
           Rate of compensation increase                           5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit cost recognized in                           $  5,072        $  5,692         $  1,140          $  831
              consolidated income statement

           Employer contribution                                   1,741           6,687            1,493           1,415
           Plan participants' contribution                             -               -                -               -
           Benefits paid                                           3,593           3,229            1,493           1,415


The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8. REINSURANCE:
---------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                Assumed             Ceded to
                                           Gross               From Other             Other                  Net
                                           Amount              Companies            Companies              Amount
                                       ---------------       ---------------      --------------       ----------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483             $ 353,382         $ 8,185,527           $ 25,722,338
       Premiums                               149,187                 6,399              16,803                138,783
       Benefits                               455,518                15,629              32,705                438,442
       Reserves                             5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums                               166,708                10,586               5,940                171,354
       Benefits                               457,239                15,710              17,913                455,036
       Reserves                             5,594,712                 1,688              62,198              5,534,202


For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------

9. COMMITMENTS AND CONTINGENCIES:
--------------------------------
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
---------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

APPENDIX A

                         Minimum Initial Annual Premiums

         The following table shows for Insureds of varying ages, the minimum initial annual premium for a Policy with a Basic death benefit of $1,000,000. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

        Age of Male               Age of Female         Minimum Initial Annual
                                                                Premium
--------------------------------------------------------------------------------
            35                         35                                 $2,802
--------------------------------------------------------------------------------
            40                         45                                 $3,224
--------------------------------------------------------------------------------
            45                         45                                 $3,296
--------------------------------------------------------------------------------
            50                         45                                 $3,376
--------------------------------------------------------------------------------
            55                         45                                 $3,462
--------------------------------------------------------------------------------
            55                         55                                 $4,248
--------------------------------------------------------------------------------
            60                         58                                 $4,687
--------------------------------------------------------------------------------
            65                         70                                 $7,146
--------------------------------------------------------------------------------
            70                         62                                 $6,391
--------------------------------------------------------------------------------

APPENDIX B

     Administrative Surrender Charges per $1,000 of Initial Specified Amount


      Attained Age of Younger            Charge Per Each $1,000 of
       Insured on Policy Date            Initial Specified Amount
    ----------------------------------------------------------------------
               20-29                                                 $6.00
    ----------------------------------------------------------------------
               30-39                                                 $8.00
    ----------------------------------------------------------------------
               40-49                                                $10.00
    ----------------------------------------------------------------------
               50-59                                                $12.00
    ----------------------------------------------------------------------
              60-over                                               $14.00
    ----------------------------------------------------------------------

        Sample Surrender Charge Premiums for $1,000,000 Specified Amount
                          (NS = Nonsmoker; S = Smoker)


      Age of    Smoking     Age of       Smoking       Maximum Surrender
       Male      Status     Female       Status         Charge Premium
    ----------------------------------------------------------------------
        50         NS         45           NS                       $9,254
    ----------------------------------------------------------------------
        65         NS         65           NS                      $29,399
    ----------------------------------------------------------------------
        55         S          55            S                      $16,280
    ----------------------------------------------------------------------
        55         S          45           NS                      $10,392
    ----------------------------------------------------------------------
        45         NS         45            S                       $9,040
    ----------------------------------------------------------------------
        35         NS         35           NS                       $5,364
    ----------------------------------------------------------------------
        70         NS         62            S                      $25,370
    ----------------------------------------------------------------------
        40         S          45            S                       $9,044
    ----------------------------------------------------------------------
        65         S          70           NS                      $31,204
    ----------------------------------------------------------------------
        60         NS         58           NS                      $16,885
    ----------------------------------------------------------------------

APPENDIX C

                      Policies Issued to New York Residents

     For Policies issued to New York residents, the surrender charge declines during the 6th through the 14th policy years so that no surrender charge is deductible during the 15th and later policy years. The surrender factors used to calculate the surrender charge for such Policies are as follows:


                                      Surrender Factor
       Surrender During               Applied to (c) in
          Policy Year                  Formula on Page
    -------------------------------------------------------------
        1st through 5th                                      1.00
    -------------------------------------------------------------
              6th                                             .90
    -------------------------------------------------------------
              7th                                             .80
    -------------------------------------------------------------
              8th                                             .70
    -------------------------------------------------------------
              9th                                             .60
    -------------------------------------------------------------
             10th                                             .50
    -------------------------------------------------------------
             11th                                             .40
    -------------------------------------------------------------
             12th                                             .30
    -------------------------------------------------------------
             13th                                             .20
    -------------------------------------------------------------
             14th                                             .10
    -------------------------------------------------------------
             15th                                               0
    -------------------------------------------------------------

APPENDIX D

                     Illustrative Net Single Premium Factors

     For a Policy Issued to a Male Nonsmoker, age 65, standard underwriting class and Female, Nonsmoker, age 65, standard underwriting class.

                65                2.2464               83                 1.2787
     ---------------------------------------------------------------------------
                66                2.1200               84                 1.2557
     ---------------------------------------------------------------------------
                67                2.0406               85                 1.2348
     ---------------------------------------------------------------------------
                68                1.9656               86                 1.2159
     ---------------------------------------------------------------------------
                69                1.8949               87                 1.1987
     ---------------------------------------------------------------------------
                70                1.8283               88                 1.1831
     ---------------------------------------------------------------------------
                71                1.7657               89                 1.1686
     ---------------------------------------------------------------------------
                72                1.7068               90                 1.1550
     ---------------------------------------------------------------------------
                73                1.6517               91                 1.1421
     ---------------------------------------------------------------------------
                74                1.6002               92                 1.1295
     ---------------------------------------------------------------------------
                75                1.5523               93                 1.1171
     ---------------------------------------------------------------------------
                76                1.5080               94                 1.1044
     ---------------------------------------------------------------------------
                77                1.4670               95                 1.0913
     ---------------------------------------------------------------------------
                78                1.4290               96                 1.0778
     ---------------------------------------------------------------------------
                79                1.3940               97                 1.0643
     ---------------------------------------------------------------------------
                81                1.3316               98                 1.0520
     ---------------------------------------------------------------------------
                80                1.3615               99                 1.0321
     ---------------------------------------------------------------------------

                                   PROSPECTUS
                                       FOR
                              VARIABLE ESTATEMAX II
   a last survivor flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance on two insureds and a cash surrender value that may vary with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

---------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                          Manager
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, Inc.
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management, Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
Neuberger Berman Advisors Management Trust                       Manager
         Balanced Portfolio                                      Neuberger Berman Management, Inc.
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management and Research Company
Morgan Stanley's The Universal Institutional Funds, Inc.         Manager
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
---------------------------------------------------------------------------------------------------------

     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the
                         contrary is a criminal offense.

                                   May 1, 2000

                        Guide to Reading this Prospectus

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" sections start on page 20.

         o After the Illustrations sections is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 29.

         o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 44.

         o Appendices A through D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help understand how the Policy works.

                                   **********

         The prospectuses of the funds that accompany this prospectus contains important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----

What Is the Policy?............................................................4

Who Owns the Policy?...........................................................4

What Payments Must Be Made Under the Policy?...................................5

How Will the Value of the Policy Change Over Time?.............................6

What Are the Fees and Charges Under the Policy?................................7

What Are the Fees and Expenses Paid by the Investment Funds? .................10

Are There Other Charges That Penn Mutual Could Deduct in the Future?..........11

How Can I Change My Policy's Investment Allocations?..........................12

What Is a Policy Loan?........................................................13

How Can I Withdraw Money from My Policy?......................................13

What Is the Timing of Transactions Under the Policy?..........................14

How Much Life Insurance Coverage Does the Policy Provide?.....................14

Can I Change Insurance Coverage Under My Policy?..............................15

What Are the Supplemental Benefit Riders That I Can Buy?......................16

Do I Have the Right to Cancel My Policy?......................................17

Can I Choose Different Payout Options Under My Policy? .......................17

How Is the Policy Treated for Federal Income Tax Purposes?....................18

How Do I Communicate With Penn Mutual?........................................18

How Does Penn Mutual Communicate With Me?.....................................19

What Is the Policy?

         The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

         o Determine when and how much you pay to us under the Policy

         o Determine when and how much to allocate your policy value to investment options

         o Borrow from your Policy

         o Change the beneficiary who will receive the death benefit

         o Decrease the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of your Policy is the policy anniversary nearest the younger Insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

Who Owns the Policy?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Also, if you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on amounts you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit. See How is this Policy Treated for Federal Income Tax Purposes? below.

Planned Premiums

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

         Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if:

         (a) The total premiums you have paid, less any partial surrenders you made equals or exceeds

         (b) The monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The five year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See What Is a Policy Loan? later in this section.

Lapse and Reinstatement

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the five-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

How Will the Value of the Policy Change Over Time?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o the net premiums you have paid,

         o plus or minus the investment results of the policy value allocated or transferred to the variable investment options,

         o plus interest credited to the amount of your policy value allocated or transferred to the fixed interest option,

         o minus policy charges we deduct, and

         o minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See What is a Policy Loan? described later in this section.

         For more information on policy values and the variable and fixed investment options, see also the Additional Information section of this prospectus.

What Are the Fees and Charges Under the Policy?

Premium Charge

         o Premium Charge - 7.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 5% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to deduct only the 2.5% to cover state premium taxes. We will notify you in advance if we change our current rates. For policies issued to New York residents, see the table in Appendix C at the end of this Prospectus.

Monthly Deductions

         o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age and length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a smoker or nonsmoker standard rate class, a preferred underwriting class, or a rate class involving a higher mortality risk (a "substandard class").

           Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $15 (Currently, the flat dollar charge is $15 in the first policy year and $5 thereafter -- we will notify you in advance if we change our current rates) and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance not to exceed 0.20 per $1,000 per month of initial specified amount of insurance (Currently, the charge is $0.15 per $1,000 per month of initial specified amount of insurance up to a maximum amount of $375.00). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus. For policies issued to New York residents, see the table in Appendix C at the end of this Prospectus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge. No transfer charge will be made if the specified amount of insurance exceeds $4,999,999.

Surrender Charge

         If you surrender your Policy during the first 16 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. We determine the surrender charge by the following formula:

         the sum of (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy);

         (b) = an administrative charge based on the initial specified amount of insurance and the younger insured's attained age on the policy date (ranging from $6 at insured's age 20 to $14 at insured's age 60 and over, per $1,000 of initial specified amount -- for more information on this charge, see Appendix B at the end of this prospectus); and

         (c) = the applicable surrender factor for the policy year during which the surrender is made (see table below).

                                                           Surrender Factor
              Surrender During Policy Year             Applied to (c) in Formula
--------------------------------------------------------------------------------
                    1st through 7th                              1.00
--------------------------------------------------------------------------------
                          8th                                     .90
--------------------------------------------------------------------------------
                          9th                                     .80
--------------------------------------------------------------------------------
                          10th                                    .70
--------------------------------------------------------------------------------
                          11th                                    .60
--------------------------------------------------------------------------------
                          12th                                    .50
--------------------------------------------------------------------------------
                          13th                                    .40
--------------------------------------------------------------------------------
                          14th                                    .30
--------------------------------------------------------------------------------
                          15th                                    .20
--------------------------------------------------------------------------------
                          16th                                    .10
--------------------------------------------------------------------------------
                     17th and later                                0
--------------------------------------------------------------------------------

         Under the formula, the surrender charge declines by 10% each policy year after the seventh, to $0 by the 17th policy year so that, after the 16th policy year, there is no surrender charge. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

         The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus.

         The administrative charge component of the surrender charge covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insureds' rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.

Partial Surrender Charge

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

What are the Fees and Expenses Paid by the Investment Funds?

         The following tables show the fees and expenses paid by the investment funds.


Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                 Administrative
                             Management Fees      and Corporate      Accounting        Other       Total Fund
                             (after waiver)       Service Fees          Fees         Expenses       Expenses
                             --------------      --------------      ----------      --------      ----------
Money Market(1) ............      0.20%              0.15%              0.08%          0.08%         0.51%
Limited Maturity Bond(1) ...      0.30%              0.15%              0.08%          0.03%         0.56%
Quality Bond(1) ............      0.35%              0.15%              0.08%          0.10%         0.68%
High Yield Bond(2) .........      0.50%              0.15%              0.08%          0.09%         0.82%
Flexibly Managed(1) ........      0.60%              0.15%              0.05%          0.06%         0.86%
Growth Equity(1) ...........      0.65%              0.15%              0.06%          0.05%         0.91%
Large Cap Value(1)* ........      0.60%              0.15%              0.06%          0.05%         0.86%
Index 500 Fund(1) ..........      0.07%              0.09%              0.06%          0.03%         0.25%(3)
Mid Cap Growth Fund(1) .....      0.70%              0.15%              0.08%          0.07%         1.00%
Mid Cap Value Fund(1) ......      0.55%              0.15%              0.08%          0.08%         0.86%
Emerging Growth(2) .........      0.73%              0.15%              0.07%          0.09%         1.04%
Small Cap Value (1)* .......      0.85%              0.15%              0.08%          0.09%         1.17%
International Equity(1) ....      0.85%              0.15%              0.08%          0.10%         1.18%

----------------------
(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive its Administrative and Corporate Services Fee.
* Prior to May 1, 2000, the Penn Series Large Cap Value Fund was the Penn Series Value Equity Fund and the Penn Series Small Cap Value Fund was the Penn Series Small Capitalization Fund.

--------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                      Management,
                                                                     Advisory and
                                                                    Administration       Other        Total Fund
                                                                         Fees           Expenses       Expenses
                                                                    --------------      --------      ----------
Balanced...........................................................      0.85%            0.18%          1.03%

----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a "Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                   Management             Other       Total Fund
                                                                      Fee                Expenses      Expenses
                                                                   ----------            --------     ----------
Equity-Income..............................................           0.49%               0.07%         0.56%
Growth.....................................................           0.59%               0.06%         0.65%

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                Management Fee           Other          Total Fund
                                                                (After Waiver)          Expenses         Expenses
                                                                --------------          --------        ----------
Asset Manager (a)............................................        0.54%                0.08%            0.62%

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.


--------------------------------------------------------------------------------

Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                  Management           Other       Total Fund
                                                                     Fee              Expenses      Expenses
                                                                  ----------          --------     ----------
Emerging Markets Equity (International)......................        1.25%              0.50%         1.75%

--------------------------------------------------------------------------------

Are There Other Charges That Penn Mutual Could Deduct in the Future?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Can I Change My Policy's Investment Allocations?

Future Premium Payments

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o we may defer transfers under certain condition;

         o transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

Dollar Cost Averaging

         This is a program of automatic monthly transfers out of the money market variable investment option into one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

         This is a program that automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

What Is a Policy Loan?

         You may borrow up to 90% of your cash surrender value.

         Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. The special loan account will earn interest at 4.0% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o No more than four partial surrenders may be made in a policy year;

         o each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.

         If you elected the Option 1 insurance coverage (see How Much Insurance Coverage Does My Policy Provide? below), a partial surrender will reduce your specific amount of insurance.

What Is the Timing of Transactions Under the Policy?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation of risk and administrative work has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Coverage Does the Policy Provide?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance is $200,000.

         When the survivor of the insured persons dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance, or (b) the policy value multiplied by the applicable net single premium factor.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or
           (b) the policy value multiplied by the net single premium factor.

         Net single premium factors are based on the insureds' sexes, rate classes and attained ages on the date of calculation. The factor decreases each policy anniversary as the insureds' ages increase. A table of net single premium factors as of each policy anniversary is included in your Policy. A table illustrating net single premium factors is included in Appendix D at the end of this prospectus.

         In order for the Policy to qualify as "life insurance" for federal income taxes, it must satisfy the "cash value accumulation test" under Section 7702(b) of the Internal Revenue Code of 1986, as amended. The test requires that under the terms of the Policy, the death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to pay for the future benefits provided under the policy. The net single premiums factors included in your Policy are intended to satisfy the cash value accumulation test.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $200,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

Decrease in Specified Amount of Insurance

         You may decrease the specified amount of insurance, subject to the following conditions:

         o no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         o any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

         You may not increase the specified amount of insurance under your Policy.

Tax Consequences

         See Federal Income Tax Considerations in the Additional Information section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Are the Supplemental Benefit Riders That I Can Buy?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         Flexible Period Single Life Term Rider -- provides term insurance covering the named insured for the designated period.

         Policy Split Option -- permits the Policy to be split into two fixed benefit (nonvariable) policies upon the issuance of a final divorce decree relating to the two insureds or a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving Insured.

         Estate Growth Benefit -- provides for automatic annual increase of 3% or 6% of the initial specified amount of insurance.

         Change of Insured -- permits a change in one insured so long as the new insured has the same insurable relationship to the remaining insured as did the insured being replaced.

         Supplemental Term Insurance -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the term of the Policy.

         Guaranteed Continuation of Policy -- guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value of the Policy.

         Extended Maturity -- provides that the maturity date of the Policy is extended, subject to conditions and limitations.

         Return of Premium Supplement Term Insurance -- provides term insurance which will not be less than the amount of all premiums paid up to the most recent policy month. It is only available on policies that provide an Option 1 death benefit. There is no cash value for this benefit.

         Estate Preservation -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the first four Policy years.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         You will receive a refund of your premium as of the date of cancellation. The date of cancellation will be the date we receive the Policy.

         During the "free look" period, money held under your Policy will be invested in the Penn Series Money Market Fund.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investment in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate With Penn Mutual?

General Rules

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Post Office Box 7460, Philadelphia, Pennsylvania, 19172, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing (3V), 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $5,000, and full and partial surrenders,

         o change of death benefit option,

         o decrease in specified amount of insurance,

         o change of beneficiary,

         o election of payment option for Policy proceeds,

         o tax withholding elections,

         o grant of telephone transaction privilege to a third party,

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

         You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We may require certain identifying information to process a telephone transfer.

How Does Penn Mutual Communicate With Me?

         At least once each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS


         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering two insured persons of given ages on the issue date, would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.90% of assets and currently is reduced to 0.60% of assets after the fifteenth policy year. In addition, the tables assume an average annual expense ratio of 0.85% of the underlying investment funds available under the Policies. The average annual expense ratio is based on the expense ratios of the Funds for the last fiscal year or, in the case of certain Funds, estimates of their expense ratios. In the absence of certain voluntary waivers of fees and limitations on expenses, the average annual expense ratios of the investment funds would have been 0.91%. For information on fund expenses, see the prospectuses on the funds that accompany this Prospectus.

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.75%, 4.25% and 10.25%, respectively, and -1.45%, 4.55% and 10.55%, respectively, at current rates after the fifteenth policy year.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages. All the tables reflect the fact that no charges for federal or state income taxes are currently made against the investments made under a hypothetical policy and assume no policy loans or charges for supplemental benefits.

         The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insureds' individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

         For New York residents, the illustrations using current cost of insurance rates may differ after the end of Policy Year 15. Upon request, we will furnish illustrations reflecting current costs and charges for New York residents.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 56                                                   Non-Smoker
Female Issue Age: 53                                                 Non-Smoker

                             $13,000 ANNUAL PREMIUM
                           $1.000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                     6% Hypothetical                      12% Hypothetical
           Premiums           Gross Investment Return             Gross Investment Return              Gross Investment Return
         Accumulated
End of        at                    Net Cash                            Net Cash                              Net Cash
Policy   5% Interest     Policy     Surrender     Death      Policy     Surrender     Death       Policy     Surrender      Death
 Year      Per Year       Value       Value      Benefit      Value       Value      Benefit       Value       Value       Benefit
    1         13,650       9,809           0   1,000,000      10,465           0   1,000,000       11,122            0   1,000,000
    2         27,983      21,246       5,934   1,000,000      23,234       7,921   1,000,000       25,301        9,989   1,000,000
    3         43,032      32,359      17,047   1,000,000      36,418      21,105   1,000,000       40,803       25,490   1,000,000
    4         58,833      43,129      27,816   1,000,000      50,009      34,697   1,000,000       57,738       42,425   1,000,000
    5         75,425      53,539      38,226   1,000,000      64,005      48,692   1,000,000       76,234       60,921   1,000,000
    6         92,846      63,574      48,262   1,000,000      78,403      63,090   1,000,000       96,433       81,121   1,000,000
    7        111,138      73,216      57,903   1,000,000      93,195      77,882   1,000,000      118,490      103,178   1,000,000
    8        130,345      82,457      68,676   1,000,000     108,389      94,608   1,000,000      142,592      128,811   1,000,000
    9        150,513      91,272      79,022   1,000,000     123,974     111,724   1,000,000      168,927      156,677   1,000,000
   10        171,688      99,642      88,923   1,000,000     139,946     129,227   1,000,000      197,718      186,999   1,000,000
   15        294,547     133,765     130,702   1,000,000     225,196     222,134   1,000,000      388,052      384,989   1,000,000
   20        451,350     158,671     158,671   1,000,000     328,141     328,141   1,000,000      707,241      707,241   1,148,804
   25        651,475     170,100     170,100   1,000,000     450,296     450,296   1,000,000    1,225,953    1,225,953   1,743,531
   30        906,890     152,363     152,363   1,000,000     591,726     591,726   1,000,000    2,055,407    2,055,407   2,635,197

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 56                                                   Non-Smoker
Female Issue Age: 53                                                 Non-Smoker

                             $13,000 ANNUAL PREMIUM
                           $1.000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                     6% Hypothetical                     12% Hypothetical
           Premiums            Gross Investment Return             Gross Investment Return              Gross Investment Return
         Accumulated
End of        at                     Net Cash                             Net Cash                              Net Cash
Policy   5% Interest     Policy     Surrender     Death       Policy     Surrender     Death        Policy     Surrender      Death
 Year      Per Year       Value       Value      Benefit       Value       Value      Benefit        Value       Value       Benefit
   1         13,650       9,215           0    1,000,000        9,851           0   1,000,000        10,489            0   1,000,000
   2         27,983      20,544       5,231    1,000,000       22,471       7,159   1,000,000        24,477        9,164   1,000,000
   3         43,032      31,550      16,237    1,000,000       35,500      20,187   1,000,000        39,767       24,455   1,000,000
   4         58,833      42,214      26,901    1,000,000       48,929      33,616   1,000,000        56,469       41,156   1,000,000
   5         75,425      52,513      37,201    1,000,000       62,748      47,435   1,000,000        74,700       59,387   1,000,000
   6         92,846      62,424      47,111    1,000,000       76,944      61,632   1,000,000        94,589       79,277   1,000,000
   7        111,138      71,914      56,602    1,000,000       91,498      76,186   1,000,000       116,277      100,964   1,000,000
   8        130,345      80,943      67,162    1,000,000      106,380      92,599   1,000,000       139,906      126,125   1,000,000
   9        150,513      89,457      77,207    1,000,000      121,547     109,297   1,000,000       165,632      153,382   1,000,000
  10        171,688      97,389      86,671    1,000,000      136,944     126,255   1,000,000       193,616      182,897   1,000,000
  15        294,547     124,922     121,859    1,000,000      214,381     211,319   1,000,000       374,287      371,224   1,000,000
  20        451,350     118,641     118,641    1,000,000      280,753     280,753   1,000,000       652,078      652,078   1,059,200
  25        651,475      34,469      34,469    1,000,000      299,576     299,576   1,000,000     1,065,291    1,065,291   1,515,040
  30        906,890           0           0            0      180,269     180,269   1,000,000     1,642,181    1,642,181   2,105,408

(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 56                                                   Non-Smoker
Female Issue Age: 53                                                 Non-Smoker

                              $4,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                        6% Hypothetical                  12% Hypothetical
           Premiums           Gross Investment Return                Gross Investment Return            Gross Investment Return
          Accumulated
End of        at                    Net Cash                             Net Cash                             Net Cash
Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death         Policy    Surrender     Death
 Year      Per Year       Value      Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
    1          4,200       2,909          0     300,000         3,107           0    300,000         3,306           0     300,000
    2          8,610       6,390      1,796     300,000         6,990       2,396    300,000         7,614       3,020     300,000
    3         13,241       9,773      5,179     300,000        10,999       6,406    300,000        12,325       7,731     300,000
    4         18,103      13,052      8,458     300,000        15,133      10,540    300,000        17,471      12,878     300,000
    5         23,208      16,222     11,628     300,000        19,391      14,798    300,000        23,093      18,500     300,000
    6         28,568      19,280     14,686     300,000        23,772      19,179    300,000        29,234      24,640     300,000
    7         34,196      22,218     17,624     300,000        28,275      23,681    300,000        35,941      31,347     300,000
    8         40,106      25,036     20,901     300,000        32,900      28,766    300,000        43,270      39,135     300,000
    9         46,312      27,725     24,050     300,000        37,646      33,971    300,000        51,280      47,605     300,000
   10         52,827      30,280     27,064     300,000        42,512      39,296    300,000        60,038      56,822     300,000
   15         90,630      40,731     39,812     300,000        68,515      67,596    300,000       117,971     117,052     300,000
   20        138,877      48,449     48,449     300,000       100,006     100,006    300,000       215,166     215,166     349,505
   25        200,454      52,130     52,130     300,000       137,471     137,471    300,000       373,002     373,002     530,477
   30        279,043      47,100     47,100     300,000       181,093     181,093    300,000       625,391     625,391     801,801

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 56                                                   Non-Smoker
Female Issue Age: 53                                                 Non-Smoker

                              $4,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                       6% Hypothetical                      12% Hypothetical
           Premiums           Gross Investment Return              Gross Investment Return              Gross Investment Return
         Accumulated
End of        at                    Net Cash                             Net Cash                              Net Cash
Policy   5% Interest     Policy     Surrender    Death         Policy    Surrender     Death        Policy    Surrender     Death
 Year      Per Year       Value       Value     Benefit        Value       Value      Benefit        Value      Value      Benefit
   1          4,200       2,731           0     300,000         2,923           0     300,000         3,116          0     300,000
   2          8,610       6,096       1,502     300,000         6,675       2,081     300,000         7,278      2,684     300,000
   3         13,241       9,365       4,771     300,000        10,548       5,955     300,000        11,828      7,234     300,000
   4         18,103      12,532       7,938     300,000        14,540       9,947     300,000        16,797     12,203     300,000
   5         23,208      15,590      10,996     300,000        18,648      14,054     300,000        22,220     17,626     300,000
   6         28,568      18,532      13,938     300,000        22,866      18,273     300,000        28,137     23,543     300,000
   7         34,196      21,349      16,755     300,000        27,191      22,597     300,000        34,587     29,993     300,000
   8         40,106      24,027      19,893     300,000        31,611      27,477     300,000        41,614     37,480     300,000
   9         46,312      26,551      22,876     300,000        36,116      32,441     300,000        49,264     45,589     300,000
  10         52,827      28,902      25,686     300,000        40,687      37,471     300,000        57,583     54,368     300,000
  15         90,630      37,016      36,097     300,000        63,637      62,718     300,000       111,258    110,339     300,000
  20        138,877      34,977      34,977     300,000        83,158      83,158     300,000       193,679    193,679     314,601
  25        200,454       9,517       9,517     300,000        88,163      88,163     300,000       316,451    316,451     450,052
  30        279,043           0           0           0        51,005      51,005     300,000       487,855    487,855     625,469

(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 61                                                   Non-Smoker
Female Issue Age: 57                                                 Non-Smoker

                             $23,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                   6% Hypothetical                       12% Hypothetical
           Premiums            Gross Investment Return            Gross Investment Return               Gross Investment Return
         Accumulated
End of        at                    Net Cash                              Net Cash                              Net Cash
Policy   5% Interest     Policy     Surrender     Death       Policy     Surrender      Death       Policy     Surrender      Death
 Year      Per Year       Value       Value      Benefit      Value        Value       Benefit      Value        Value       Benefit
    1         24,150      18,847       2,694   1,000,000       20,056        3,903   1,000,000       21,266        5,114   1,000,000
    2         49,508      39,053      22,900   1,000,000       42,710       26,557   1,000,000       46,513       30,361   1,000,000
    3         76,133      58,656      42,504   1,000,000       66,071       49,919   1,000,000       74,087       57,935   1,000,000
    4        104,090      77,620      61,468   1,000,000       90,126       73,973   1,000,000      104,186       88,034   1,000,000
    5        133,444      95,903      79,750   1,000,000      114,854       98,701   1,000,000      137,024      120,872   1,000,000
    6        164,266     113,513      97,361   1,000,000      140,289      124,136   1,000,000      172,899      156,747   1,000,000
    7        196,630     130,450     114,298   1,000,000      166,457      150,305   1,000,000      212,134      195,981   1,000,000
    8        230,611     146,666     132,129   1,000,000      193,345      178,808   1,000,000      255,049      240,512   1,000,000
    9        266,292     162,137     149,215   1,000,000      220,964      208,042   1,000,000      302,036      289,114   1,000,000
   10        303,756     176,842     165,535   1,000,000      249,336      238,029   1,000,000      353,545      342,238   1,000,000
   15        521,122     239,069     235,838   1,000,000      404,531      401,301   1,000,000      699,516      696,285   1,165,872
   20        798,543     295,346     295,346   1,000,000      606,960      606,960   1,000,000    1,275,990    1,275,990   1,852,143
   25      1,152,609     336,923     336,923   1,000,000      864,069      864,069   1,125,859    2,206,712    2,206,712   2,875,286
   30      1,604,498     324,401     324,401   1,000,000    1,167,279    1,167,279   1,405,544    3,667,032    3,667,032   4,415,546

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 61                                                   Non-Smoker
Female Issue Age: 57                                                 Non-Smoker

                             $23,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                     6% Hypothetical                      12% Hypothetical
           Premiums          Gross Investment Return             Gross Investment Return               Gross Investment Return
         Accumulated
End of        at                   Net Cash                            Net Cash                               Net Cash
Policy   5% Interest     Policy    Surrender     Death       Policy    Surrender     Death        Policy     Surrender      Death
 Year      Per Year      Value       Value      Benefit      Value       Value      Benefit        Value       Value       Benefit
   1         24,150     18,252       2,100    1,000,000      19,442       3,290   1,000,000       20,634        4,481    1,000,000
   2         49,508     38,350      22,197    1,000,000      41,947      25,794   1,000,000       45,689       29,536    1,000,000
   3         76,133     57,846      41,694    1,000,000      65,153      49,000   1,000,000       73,051       56,899    1,000,000
   4        104,090     76,705      60,552    1,000,000      89,044      72,892   1,000,000      102,916       86,763    1,000,000
   5        133,444     94,881      78,729    1,000,000     113,600      97,448   1,000,000      135,494      119,341    1,000,000
   6        164,266    112,318      96,166    1,000,000     138,785     122,633   1,000,000      171,011      154,858    1,000,000
   7        196,630    128,941     112,788    1,000,000     164,551     148,398   1,000,000      209,710      193,558    1,000,000
   8        230,611    144,661     130,124    1,000,000     190,837     176,299   1,000,000      251,865      237,327    1,000,000
   9        266,292    159,387     146,465    1,000,000     217,584     204,662   1,000,000      297,791      284,869    1,000,000
  10        303,756    173,008     161,701    1,000,000     244,721     233,415   1,000,000      347,854      336,547    1,000,000
  15        521,122    219,749     216,519    1,000,000     383,681     380,451   1,000,000      677,736      674,506    1,129,573
  20        798,543    206,239     206,239    1,000,000     517,544     517,544   1,000,000    1,169,919    1,169,919    1,698,178
  25      1,152,609     59,755      59,755    1,000,000     631,170     631,170   1,000,000    1,862,386    1,862,386    2,426,638
  30      1,604,498          0           0            0     710,766     710,766   1,000,000    2,803,819    2,803,819    3,376,134

(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 61                                                   Non-Smoker
Female Issue Age: 57                                                 Non-Smoker

                              $7,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                        12% Hypothetical
           Premiums           Gross Investment Return               Gross Investment Return              Gross Investment Return
         Accumulated
End of        at                    Net Cash                             Net Cash                               Net Cash
Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death         Policy     Surrender      Death
 Year      Per Year       Value      Value      Benefit        Value       Value     Benefit         Value       Value       Benefit
   1          7,350       5,620        774      300,000         5,984       1,139    300,000          6,349        1,503     300,000
   2         15,068      11,732      6,886      300,000        12,833       7,987    300,000         13,978        9,132     300,000
   3         23,171      17,662     12,816      300,000        19,895      15,050    300,000         22,310       17,464     300,000
   4         31,679      23,399     18,554      300,000        27,168      22,323    300,000         31,406       26,560     300,000
   5         40,613      28,932     24,086      300,000        34,646      29,800    300,000         41,331       36,485     300,000
   6         49,994      34,262     29,416      300,000        42,339      37,493    300,000         52,175       47,329     300,000
   7         59,844      39,389     34,543      300,000        50,254      45,409    300,000         64,035       59,189     300,000
   8         70,186      44,300     39,938      300,000        58,389      54,028    300,000         77,009       72,648     300,000
   9         81,045      48,986     45,109      300,000        66,746      62,869    300,000         91,216       87,339     300,000
  10         92,448      53,442     50,050      300,000        75,333      71,941    300,000        106,791      103,399     300,000
  15        158,602      72,333     71,363      300,000       122,333     121,364    300,000        211,408      210,439     352,351
  20        243,035      89,475     89,475      300,000       183,700     183,700    300,000        385,681      385,681     559,830
  25        350,794     102,223    102,223      300,000       261,593     261,593    340,848        667,047      667,047     869,144
  30        488,326      98,857     98,857      300,000       353,359     353,359    425,487      1,108,515    1,108,515   1,334,785

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company


Male Issue Age: 61                                                   Non-Smoker
Female Issue Age: 57                                                 Non-Smoker

                              $7,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                      6% Hypothetical                     12% Hypothetical
           Premiums           Gross Investment Return              Gross Investment Return             Gross Investment Return
         Accumulated
End of        at                    Net Cash                             Net Cash                             Net Cash
Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
 Year      Per Year       Value      Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
   1          7,350       5,442        596      300,000         5,800         954    300,000         6,159       1,313     300,000
   2         15,068      11,438      6,592      300,000        12,518       7,672    300,000        13,642       8,796     300,000
   3         23,171      17,254     12,408      300,000        19,444      14,598    300,000        21,813      16,967     300,000
   4         31,679      22,879     18,033      300,000        26,575      21,729    300,000        30,731      25,885     300,000
   5         40,613      28,300     23,455      300,000        33,903      29,057    300,000        40,458      35,612     300,000
   6         49,994      33,500     28,654      300,000        41,418      36,573    300,000        51,063      46,214     300,000
   7         59,844      38,456     33,610      300,000        49,106      44,260    300,000        62,616      57,771     300,000
   8         70,186      43,141     38,780      300,000        56,948      52,586    300,000        75,200      70,839     300,000
   9         81,045      47,529     43,652      300,000        64,925      61,049    300,000        88,909      85,033     300,000
  10         92,448      51,585     48,193      300,000        73,017      69,625    300,000       103,851     100,459     300,000
  15        158,602      65,453     64,484      300,000       114,408     113,439    300,000       202,291     201,322     337,156
  20        243,035      61,211     61,211      300,000       154,105     154,105    300,000       349,219     349,219     506,903
  25        350,794      16,949     16,949      300,000       187,272     187,272    300,000       555,934     555,934     724,367
  30        488,326           0          0            0       208,618     208,618    300,000       836,969     836,969   1,007,811

(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ADDITIONAL INFORMATION

         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

         Contents of this Section                                                                     Page
         ------------------------                                                                     ----
         The Penn Mutual Life Insurance Company.........................................................30
         Penn Mutual Variable Life Account I............................................................30
         The Funds......................................................................................31
         More Information About Policy Values...........................................................34
         Federal Income Tax Considerations..............................................................35
         Sale of Policies...............................................................................39
         Penn Mutual Trustee and Officers...............................................................39
         State Regulation...............................................................................41
         Additional Information.........................................................................41
         Independent Auditors...........................................................................41
         Experts........................................................................................41
         Litigation.....................................................................................41
         Legal Matters..................................................................................42
         Financial Statements...........................................................................42
         Appendix A - Minimum Initial Annual Premiums..................................................A-1
         Appendix B....................................................................................B-1
         - Administrative Surrender Charges per $1,000 of Initial Specified Amount
         - Sample Surrender Charge Premiums for $1,000,000 Specified Amount
         Appendix C - Policies Issued to New York residents ...........................................C-1
         Appendix D - Illustrative Net Single Premium Factors..........................................D-1

The Penn Mutual Life Insurance Company

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Penn Mutual Variable Life Account I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of  the Funds

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

         Penn Series Funds, Inc., Neuberger & Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         Penn Series -- Limited Maturity Bond Fund -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

         Penn Series -- High Yield Bond Fund -- high current income.

         Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

         Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

         Penn Series -- Large Cap Value Fund (formerly, "Value Equity Fund") -- maximize total return (capital appreciation and income).

         Penn Series -- Index 500 Fund -- total return of (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

         Penn Series -- Mid Cap Growth Fund -- maximize capital appreciation.

         Penn Series -- Mid Cap Value Fund -- growth of capital.

         Penn Series-- Emerging Growth Fund-- capital appreciation.

         Penn Series -- Small Cap Value Fund (formerly, "Small Capitalization Fund ") -- capital appreciation.

         Penn Series-- International Equity Fund-- capital appreciation.

         Neuberger Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

         Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

         Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

         Morgan Stanley's The Universal Institutional Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation..


The Managers

         Independence Capital Management, Inc. ("Independence Capital Management"), a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         Putnam Investment Management, Inc. of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         Wells Capital Management Incorporated of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         Turner Investment Partners, Inc. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         Neuberger Berman Management, Inc. of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         Royce & Associates, Inc., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         Morgan Stanley Asset Management ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policy owners. This could include discontinuance of investment in a Fund.

More Information About Policy Values

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction. On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

          An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

          The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

Fixed Account Value

         On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

Net Policy Value

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

Cash Surrender Value

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

Net Cash Surrender Value

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.

Federal Income Tax Considerations

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.


Investment in the Policy

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Taxation of Policy Split

         The Policy Split Option Rider which we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequence. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a Policy split.

Tax Consequences of the Guaranteed Option to Extend Maturity Date

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Other Tax Considerations

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of the Policies

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first year premiums, 2% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

Penn Mutual Trustees and Officers

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

Board of Trustees

                           Position with
NAME AND ADDRESS           Penn Mutual            Principal Occupation During Past Five years
----------------------------------------------------------------------------------------------------------
Robert E. Chappell         Chairman of the Board  Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life       and Chief Executive    December 1996), President and Chief Executive Officer
Insurance Company          Officer                (April 1995-December 1996), President and Chief Operating
Philadelphia, PA 19172                            Officer, (January 1994 to April 1995), The Penn Mutual Life
                                                  Insurance Company.
----------------------------------------------------------------------------------------------------------
Daniel J. Toran            President, Chief       President and Chief Operating Officer (since January 1997),
The Penn Mutual Life       Operating Officer      Executive Vice President, (May 1996-January 1997), The
Insurance Company          and Trustee            Penn Mutual Life Insurance Company; Executive Vice
Philadelphia, PA 19172                            President, The New England Mutual Life Insurance
                                                  Company (prior thereto).
----------------------------------------------------------------------------------------------------------
Julia Chang Bloch          Trustee                Visiting Professor, Institute of International Relations in
1743 22nd Street, NW                              Beijing, China, and distinguished adviser, American
Washington, DC 20008                              Studies Center (April 1998 to present); President, US-Japan
                                                  Foundation (July 1996 to March
                                                  1998); Group Executive Vice
                                                  President, Bank America NT &
                                                  SA (June 1993 to June 1996).
----------------------------------------------------------------------------------------------------------
James A. Hagen             Trustee                Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                                Inc. (prior thereto).
Wilmington, NC 28405
----------------------------------------------------------------------------------------------------------
Philip E. Lippincott       Trustee                Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                               Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
----------------------------------------------------------------------------------------------------------
John F. McCaughan          Trustee                Retired Chairman, (since 1996), Chairman of the Board
921 Pebble Hill Road                              (prior thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Alan B. Miller             Trustee                Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------
Edmond F. Notebaert        Trustee                President and Chief Executive Officer, The Children's
34th and Civic Center Blvd.                       Hospital of Philadelphia (since 1987).
Philadelphia, PA 19104
----------------------------------------------------------------------------------------------------------
Robert H. Rock             Trustee                President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th
Floor
Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.       Trustee                Co-Chairman of the Board, (since 2000), President and
1801 Market Street                                Chief Executive Officer (prior thereto), Janney Montgomery
Philadelphia, PA 19103                            Scott Inc. (a securities broker/dealer and subsidiary of The
                                                  Penn Mutual Life Insurance Company).
----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr.,   Trustee                Partner, Covington & Burling (law firm).
Esq.
1201 Pennsylvania Ave.,
NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers

 Name                         Principal Occupation During Past Five years
----------------------------------------------------------------------------------------------------------
John M. Albanese              Senior Vice President, Customer Service and Information Systems (since June
The Penn Mutual Life          1997), Vice President, Information Systems Application (prior thereto),
Insurance Company             The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life          President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life          Senior Vice President and Chief Financial Officer prior thereto.  The
Insurance Company             Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000), The
Insurance Company             Penn Mutual Life Insurance Company; Vice President of Agencies (since
Philadelphia, PA 19172        1994), General Manager, Western and Northwest Regions (prior thereto),
                              Aetna Life and Casualty.
----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May 1997
The Penn Mutual Life          to present). Formerly Senior Vice President, Lafayette Life Insurance
Insurance Company             Company (September 1994 to May 1997); Vice President, Security Benefit
Philadelphia, PA 19172        Insurance Company (May 1993 to September 1994); Vice President, Home Life
                              Insurance Company (July 1990 to May 1993); Agency Manager, The Equitable
                              Life Insurance Company (August 1978 to July 1990).
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             General Auditor (since November 1991), Vice President, Market Conduct
The Penn Mutual Life          (since December 1997), Assistant Vice President, Corporate Accounting and
Insurance Company             Control (prior thereto), The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (since May 1996), Senior Vice President May 1996 to December 1996), Vice
Insurance Company             President, Investments (January 1996 to April 1996), Vice President, Fixed
Philadelphia, PA, 19172       Income Portfolio Management (prior thereto), The Penn Mutual Life Insurance
                              Company; President, Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
----------------------------------------------------------------------------------------------------------

State Regulation

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


Independent Auditors

         Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA .

Experts

         Actuarial matters included in this prospectus have been examined by Ralph I. Pence, FSA, MAAA, Vice President and Chief Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Legal Matters

         Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Financial Statements

         The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.


PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Money              Quality
                                                                        Total              Market Fund+         Bond Fund+
                                                                     ------------          ------------         ----------
Investment in Common Stock
Number of Shares .................................................                          26,314,175             808,876
Cost .............................................................    331,143,943          $26,314,175          $8,419,173

Assets:
Investments at market value ......................................    415,163,095          $26,314,175          $8,412,326
Dividends receivable .............................................         99,160               99,160                   -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............       (409,814)            (568,781)              2,945

                                                                     ------------          -----------          ----------
Net Assets .......................................................   $415,672,069          $26,982,116          $8,409,381
                                                                     ============          ===========          ==========

                              [RESTUBED FOR ABOVE]

                                                                    High Yield            Growth Equity              Value Equity
                                                                    Bond Fund+                Fund+                     Fund+
                                                                    ----------            -------------              ------------
Investment in Common Stock
Number of Shares .................................................     976,640                 711,571                 1,756,163
Cost .............................................................  $9,279,758             $19,153,246               $35,263,907

Assets:
Investments at market value ......................................  $9,356,213             $29,466,217               $39,004,376
Dividends receivable .............................................           -                       -                         -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............       3,245                  15,247                    13,831

                                                                    ----------             -----------               -----------
Net Assets .......................................................  $9,352,968             $29,450,970               $38,990,545
                                                                    ==========             ===========               ===========

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                                              Money              Quality
                                                                        Total              Market Fund+         Bond Fund+
                                                                     ------------          ------------         ----------
Investment Income:
Dividends ........................................................     $1,697,544            $ 776,851           $       -
Expense:
Mortality and expense risk charges ...............................      2,766,443              134,820              62,224
                                                                     ------------          -----------          ----------

Net investment income (loss) .....................................     (1,068,899)             642,031             (62,224)
                                                                     ------------          -----------          ----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................      1,853,264                    -                 300
Capital gains distributions ......................................      4,604,784                    -                   -
                                                                     ------------          -----------          ----------

Net realized gains (losses) from investment
     transactions ................................................      6,458,048                    -                 300
Net change in unrealized appreciation/depreciation
     of investments ..............................................     61,995,442                    -               3,611
                                                                     ------------          -----------          ----------

Net realized and unrealized gains (losses) on
     investments .................................................     68,453,490                    -               3,911
                                                                     ------------          -----------          ----------

Net increase (decrease) in net assets resulting
     from operations .............................................    $67,384,591             $642,031           $ (58,313)
                                                                     ============          ===========          ==========

                              [RESTUBED FOR ABOVE]

                                                                     High Yield           Growth Equity               Value Equity
                                                                     Bond Fund+               Fund+                       Fund+
                                                                     ----------             -----------               ------------
Investment Income:
Dividends ........................................................   $        -             $         -                $        -
Expense:
Mortality and expense risk charges ...............................       72,682                 176,930                   317,240
                                                                     ----------             -----------               -----------

Net investment income (loss) .....................................      (72,682)               (176,930)                 (317,240)
                                                                     ----------             -----------               -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................          416                  51,190                   (37,587)
Capital gains distributions ......................................            -                       -                         -
                                                                     ----------             -----------               -----------

Net realized gains (losses) from investment
     transactions ................................................          416                  51,190                   (37,587)
Net change in unrealized appreciation/depreciation
     of investments ..............................................      349,711               6,911,635                  (296,100)
                                                                     ----------             -----------               -----------

Net realized and unrealized gains (losses) on
     investments .................................................      350,127               6,962,825                  (333,687)
                                                                     ----------             -----------               -----------

Net increase (decrease) in net assets resulting
     from operations .............................................   $  277,445             $ 6,785,895                $ (650,927)
                                                                     ==========             ===========               ===========

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust.
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

                              [RESTUBED FOR ABOVE]

                                                                      Flexibly                                          Small
                                                                       Managed              International           Capitalization
                                                                        Fund+                Equity Fund+                Fund+
                                                                     -----------            -------------           --------------
Investment in Common Stock
Number of Shares .................................................     3,012,632               1,273,775                 820,791
Cost .............................................................   $56,394,230             $20,526,548             $10,790,412

Assets:
Investments at market value ......................................   $59,107,839             $34,111,715             $10,374,806
Dividends receivable .............................................             -                       -                       -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............        20,896                  16,356                   4,031

                                                                     -----------             -----------             -----------
Net Assets .......................................................   $59,086,943             $34,095,359             $10,370,775
                                                                     ===========             ===========             ===========

                              [RESTUBED FOR ABOVE]

                                                                     Emerging
                                                                      Growth
                                                                       Fund+
                                                                    -----------
Investment in Common Stock
Number of Shares .................................................      594,401
Cost .............................................................  $11,618,219

Assets:
Investments at market value ......................................  $29,529,819
Dividends receivable .............................................            -

Liabilities:
Due to(from) the Penn Mutual Life Insurance Company ..............       14,547

                                                                    -----------
Net Assets .......................................................  $29,515,272
                                                                    ===========

                              [RESTUBED FOR ABOVE]

                                                                      Flexibly                                          Small
                                                                       Managed              International           Capitalization
                                                                        Fund+                Equity Fund+                Fund+
                                                                     -----------            -------------           --------------
Investment Income:
Dividends ........................................................    $        -             $         -              $        -
Expense:
Mortality and expense risk charges ...............................       470,251                 226,031                  80,192
                                                                     -----------             -----------             -----------

Net investment income (loss) .....................................      (470,251)               (226,031)                (80,192)
                                                                     -----------             -----------             -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................        16,311               1,131,146                   8,164
Capital gains distributions ......................................             -                       -                       -
                                                                     -----------             -----------             -----------

Net realized gains (losses) from investment
     transactions ................................................        16,311               1,131,146                   8,164
Net change in unrealized appreciation/depreciation
     of investments ..............................................     3,692,338              10,566,719                 (63,045)
                                                                     -----------             -----------             -----------

Net realized and unrealized gains (losses) on
     investments .................................................     3,708,649              11,697,865                 (54,881)
                                                                     -----------             -----------             -----------

Net increase (decrease) in net assets resulting
     from operations .............................................    $3,238,398             $11,471,834              $ (135,073)
                                                                     ===========             ===========             ===========

                              [RESTUBED FOR ABOVE]

                                                                      Emerging
                                                                       Growth
                                                                        Fund+
                                                                     -----------
Investment Income:
Dividends ........................................................   $         -
Expense:
Mortality and expense risk charges ...............................       134,466
                                                                     -----------

Net investment income (loss) .....................................      (134,466)
                                                                     -----------

Realized and Unrealized Gains (Losses) on
     Investments:
Realized gains (losses) from redemption of fund
     shares ......................................................       195,921
Capital gains distributions ......................................             -
                                                                     -----------

Net realized gains (losses) from investment
     transactions ................................................       195,921
Net change in unrealized appreciation/depreciation
     of investments ..............................................    16,746,334
                                                                     -----------

Net realized and unrealized gains (losses) on
     investments .................................................    16,942,255
                                                                     -----------

Net increase (decrease) in net assets resulting
     from operations .............................................   $16,807,789
                                                                     ===========



   The accompanying notes are an integral part of these financial statements

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

------------------------------------------------------------------------------------------------------------------------

                                                               Limited                                       Capital
                                           Balanced          Maturity Bond           Partners             Appreciation
                                          Portfolio++         Portfolio++           Portfolio++           Portfolio+++
                                         ------------        --------------         -----------           -------------
Investment in Common Stock
Number of Shares ...................         379,976              119,189                 649,655              607,528
Cost ...............................      $5,930,634           $1,656,162             $12,528,737           $5,958,383

Assets:
Investments at Market Value ........      $7,937,696           $1,578,060             $12,759,239           $9,015,707
Dividends receivable ...............               -                    -                       -                    -

Liabilities:
Due to (from) the Penn Mutual Life
 Insurance Company .................           3,639                  495                   4,364                4,247

                                        ------------       --------------         ---------------         ------------
Net Assets .........................      $7,934,057           $1,577,565             $12,754,875           $9,011,460
                                        ============       ==============         ===============         ============


---------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999 (CONT'D )

                                                                   Limited                                       Capital
                                           Balanced             Maturity Bond            Partners             Appreciation
                                          Portfolio++            Portfolio++            Portfolio++           Portfolio+++
                                        -------------           --------------          -----------           -------------
Investment Income:
Dividends ...........................     $   84,700              $   73,751             $   112,968           $        -
Expense:
Mortality and expense risk charges ..         49,029                  11,431                  92,071               56,208
                                         -----------              ----------             -----------           ----------

Net investment income (loss) ........         35,671                  62,320                  20,897              (56,208)
                                         -----------              ----------             -----------           ----------

Realized and Unrealized Gains (Losses)
 on Investments:
Realized gains (losses) from redemption
 of fund shares .......................       20,108                  (1,650)                 17,928               35,362
Capital gains distributions ...........      125,480                       -                 196,466                    -
                                         -----------              ----------             -----------           ----------

Net realized gains (losses) from
 investment transactions ..............      145,588                  (1,650)                214,394               35,362
Net change in unrealized appreciation/
 depreciation of investments ..........    1,736,544                 (73,233)                412,343            3,540,972
                                         -----------              ----------             -----------           ----------

Net realized and unrealized gains
  (losses) on investments .............    1,882,132                 (74,883)                626,737            3,576,334
                                         -----------              ----------             -----------           ----------

Net increase (decrease) in net assets
 resulting from operations ............   $1,917,803             $   (12,563)            $   647,634           $3,520,126
                                         ===========             ===========             ===========           ==========

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust.
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1999 (CONT'D)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Emerging
                                     Equity Income         Growth        Asset Manager      Index 500           Markets Equity
                                     Portfolio++++     Portfolio++++     Portfolio++++    Portfolio++++         Portfolio+++++
                                     -------------     -------------     -------------    -------------         --------------
Investment in Common Stock
Number of Shares ..................      1,035,626         1,043,259           330,433          258,519                346,155
Cost ..............................    $23,380,155      $ 39,256,514        $5,528,223      $36,006,089             $3,139,378

Assets:
Investments at Market Value .......    $26,625.948      $ 57,306,211        $6,169,173      $43,278,566             $4,815,009
Dividends receivable ..............              -                 -                -                -                       -

Liabilities:
Due to (from) the Penn Mutual Life
 Insurance Company ................          9,558            24,194             2,370           16,807                  2,195

                                       -----------      ------------        ----------      -----------             ----------
Net Assets ........................    $26,616,390      $ 57,282,017        $6,166,803      $43,261,759             $4,812,814
                                       ===========      ============        ==========      ===========             ==========


--------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR E

                                                                                                                     Emerging
                                             Equity Income        Growth        Asset Manager      Index 500      Markets Equity
                                             Portfolio++++     Portfolio++++     Portfolio++++    Portfolio++++    Portfolio+++++
                                             -------------     -------------    --------------    -------------   ---------------
Investment Income:
Dividends ..............................       $   301,716     $     53,154        $  126,920      $   166,609        $      875
Expense:
Mortality and expense risk charges .....           205,909          363,835            42,734          241,977            28,413
                                               -----------     ------------        ----------      -----------        ----------

Net investment income (loss) ...........            95,807         (310,681)           84,186          (75,368)         (27,538)
                                               -----------     ------------        ----------      -----------        ----------

Realized and Unrealized Gains (Losses)
 on Investments:
Realized gains (losses) from redemption
 of fund shares ........................             8,531           33,562              (110)           3,504           370,168
Capital gains distributions ............           666,953        3,342,064           160,764          113,057                 -
                                               -----------     ------------        ----------      -----------        ----------

Net realized gains (losses) from
 investment transactions ...............           675,484        3,375,626           160,654          116,561           370,168
Net change in unrealized appreciation/
 depreciation of investments ...........           330,734       10,574,337           272,683        5,205,293         2,084,566
                                               -----------     ------------        ----------      -----------        ----------

Net realized and unrealized gains
 (losses) on investments ................        1,006,218       13,949,963           433,337        5,321,854         2,454,734
                                               -----------     ------------        ----------      -----------        ----------

Net increase (decrease) in net assets
 resulting from operations .............       $ 1,102,025     $ 13,639,282        $  517,523      $ 5,246,486        $2,427,196
                                               ===========     ============        ==========      ===========        ==========

+     Investment in Penn Series Funds, Inc.
++    Investment in Neuberger Berman Advisers Management Trust.
+++   Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++ Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998




                                                                                Total                      Money Market Fund+
                                                                   ------------------------------    ------------------------------
                                                                        1999             1998             1999             1998
                                                                   -------------    -------------    -------------    -------------
Operations:
     Net investment income (loss) ..............................     ($1,068,899)   $   2,477,914      $   642,031      $   433,508
     Net realized gains (losses) from
          investment transactions ..............................       6,458,048       16,167,956               --               --
     Net change in unrealized appreciation/
          depreciation of investments ..........................      61,995,442        6,282,694               --               --
                                                                   -------------    -------------      -----------      -----------
Net increase (decrease) in net assets
          resulting from operations ............................      67,384,591       24,928,564          642,031          433,508
                                                                   -------------    -------------      -----------      -----------

Variable Life Activities:
     Purchase payments .........................................     131,276,317       96,529,479       54,823,381       42,019,252
     Death benefits ............................................        (289,327)        (121,041)         (23,803)          (2,035)
     Cost of insurance .........................................     (19,824,330)     (14,082,492)      (1,662,531)      (1,191,497)
     Net transfers .............................................      (6,189,133)      (3,175,599)     (36,567,835)     (36,872,301)
     Transfers of policy loans .................................       2,006,171          577,625        1,221,644             (251)
     Contract administration charges ...........................      (5,669,735)      (3,850,403)      (1,161,009)        (488,180)
     Surrender benefits ........................................     (10,371,329)      (5,921,782)      (1,709,339)        (418,927)
                                                                   -------------    -------------      -----------      -----------
Net increase in net assets  resulting
     from variable annuity activities ..........................      90,938,634       69,955,787       14,920,508        3,046,061
                                                                   -------------    -------------      -----------      -----------
     Total increase (decrease)  in net assets ..................     158,323,225       94,884,351       15,562,539        3,479,569
Net Assets:
  Beginning of year ............................................     257,348,845      162,464,494       11,419,577        7,940,008
                                                                   -------------    -------------      -----------      -----------
  End of year ..................................................    $415,672,070    $ 257,348,845      $26,982,116      $11,419,577
                                                                   =============    =============      ===========      ===========


                                                                        High Yield Bond Fund+              Growth Equity Fund+
                                                                   ------------------------------    ------------------------------
                                                                        1999             1998             1999             1998
                                                                   -------------    -------------    -------------    -------------
Operations:
     Net investment income (loss) ..............................        ($72,682)      $  563,430        ($176,930)        ($76,215)
     Net realized gains (losses) from
          investment transactions ..............................             416              291           51,190        1,590,059
     Net change in unrealized appreciation/
          depreciation of investments ..........................         349,711         (318,691)       6,911,635        2,350,499
                                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
          resulting from operations ............................         277,445          245,030        6,785,895        3,864,343
                                                                   -------------    -------------    -------------    -------------

Variable Life Activities:
     Purchase payments .........................................       2,380,766        1,768,367        4,496,063        2,036,864
     Death benefits ............................................         (19,671)            (232)         (13,556)            (413)
     Cost of insurance .........................................        (545,364)        (377,793)      (1,235,541)        (570,484)
     Net transfers .............................................        (330,639)       1,334,768        5,205,840        2,177,912
     Transfers of policy loans .................................           8,662            8,460           69,797           15,214
     Contract administration charges ...........................        (126,960)         (95,903)        (330,511)        (129,899)
     Surrender benefits ........................................        (208,829)        (220,758)        (654,069)        (316,681)
                                                                   -------------    -------------    -------------    -------------
Net increase in net assets  resulting
     from variable annuity activities ..........................       1,157,965        2,416,909        7,538,023        3,212,513
                                                                   -------------    -------------    -------------    -------------
     Total increase (decrease)  in net assets ..................       1,435,410        2,661,939       14,323,918        7,076,856
Net Assets:
  Beginning of year ............................................       7,917,558        5,255,619       15,127,052        8,050,196
                                                                   -------------    -------------    -------------    -------------
  End of year ..................................................    $  9,352,968    $   7,917,558    $  29,450,970    $  15,127,052
                                                                   =============    =============    =============    =============

[RESTUBBED]


                                                                           Quality Bond Fund+
                                                                      ----------------------------
                                                                          1999            1998
                                                                      ------------   -------------
Operations:
     Net investment income (loss) ..............................         ($62,224)   $     252,041
     Net realized gains (losses) from
          investment transactions ..............................              300          203,736
     Net change in unrealized appreciation/
          depreciation of investments ..........................            3,611          (14,899)
                                                                      -----------    -------------
Net increase (decrease) in net assets
          resulting from operations ............................          (58,313)         440,878
                                                                      -----------    -------------

Variable Life Activities:
     Purchase payments .........................................        1,355,013        1,155,232
     Death benefits ............................................           (2,243)            (249)
     Cost of insurance .........................................         (360,405)        (259,658)
     Net transfers .............................................        1,123,017        1,041,850
     Transfers of policy loans .................................           11,409           10,440
     Contract administration charges ...........................          (73,285)         (42,018)
     Surrender benefits ........................................         (226,335)        (105,331)
                                                                      -----------    -------------
Net increase in net assets  resulting
     from variable annuity activities ..........................        1,827,171        1,800,266
                                                                      -----------    -------------
     Total increase (decrease)  in net assets ..................        1,768,858        2,241,144
Net Assets:
  Beginning of year ............................................        6,640,523        4,399,379
                                                                      -----------    -------------
  End of year ..................................................      $ 8,409,381    $   6,640,523
                                                                      ===========    =============


                                                                           Value Equity Fund+
                                                                      ----------------------------
                                                                         1999             1998
                                                                      -----------    -------------
Operations:
     Net investment income (loss) ..............................        ($317,240)   $     181,632
     Net realized gains (losses) from
          investment transactions ..............................          (37,587)       3,177,280
     Net change in unrealized appreciation/
          depreciation of investments ..........................         (296,100)        (904,321)
                                                                      -----------    -------------
Net increase (decrease) in net assets
          resulting from operations ............................         (650,927)       2,454,591
                                                                      -----------    -------------

Variable Life Activities:
     Purchase payments .........................................        9,300,537        7,712,812
     Death benefits ............................................          (34,277)          (3,109)
     Cost of insurance .........................................       (2,317,035)      (2,002,921)
     Net transfers .............................................       (1,332,367)       2,352,575
     Transfers of policy loans .................................           83,517          129,894
     Contract administration charges ...........................         (490,439)        (471,036)
     Surrender benefits ........................................       (1,050,128)        (800,734)
                                                                      -----------    -------------
Net increase in net assets  resulting
     from variable annuity activities ..........................        4,159,808        6,917,481
                                                                      -----------    -------------
     Total increase (decrease)  in net assets ..................        3,508,881        9,372,072
Net Assets:
  Beginning of year ............................................       35,481,664       26,109,592
                                                                      -----------    -------------
  End of year ..................................................      $38,990,545    $  35,481,664
                                                                      ===========    =============


+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust.
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.




   Flexibly Managed Fund+    International Equity Fund+
---------------------------  --------------------------
     1999           1998         1999           1998
------------   ------------  ------------  ------------
  ($470,251)   $ 1,144,764     ($226,031)      $56,661

     16,311      5,784,840     1,131,146       970,588

  3,692,338     (4,524,890)   10,566,719     2,087,405
-----------    ------------  -----------   -----------

  3,238,398      2,404,714    11,471,834     3,114,654
-----------    ------------  -----------   -----------


 12,696,631     12,234,331     6,485,087     4,244,414
    (82,516)       (17,851)       (7,506)      (15,627)
 (3,522,739)    (3,137,840)   (1,671,752)   (1,050,548)
 (6,182,355)     1,345,485    (3,336,017)    3,160,776
    211,590        139,613        72,417        65,814
   (690,067)      (646,642)     (408,378)     (252,405)
 (1,818,495)    (1,299,724)     (906,723)     (633,058)
-----------    ------------  -----------   -----------

    612,049      8,617,372       227,128     5,519,366
-----------    ------------  -----------   -----------
  3,850,447     11,022,086    11,698,962     8,634,020

 55,236,496     44,214,410    22,396,397    13,762,377
-----------    ------------  -----------   -----------
$59,086,943    $55,236,496   $34,095,359   $22,396,397
===========    ===========   ===========   ===========


   Emerging Growth Fund+         Balanced Portfolio++
---------------------------   -------------------------
     1999           1998         1999           1998
------------    -----------   -----------   -----------

  ($134,466)      ($29,768)      $35,671       $52,777

    195,921         10,412       145,588       610,655

 16,746,334      1,277,385     1,736,544      (184,479)
-----------     ----------    ----------    ----------

 16,807,789      1,258,029     1,917,803       478,953
-----------     ----------    ----------    ----------


  2,612,183      1,376,626     1,484,570     1,068,630
     (7,463)            --        (6,801)       (2,001)
   (575,948)      (270,389)     (353,927)     (278,391)
  5,165,425      2,271,306       (12,467)      526,196
     27,154            949        18,188        83,335
   (190,593)      (117,695)      (73,565)      (50,297)
   (260,812)       (61,482)     (174,227)     (163,220)
-----------     ----------    ----------    ----------

  6,769,946      3,199,315       881,771     1,184,252
-----------     ----------    ----------    ----------
 23,577,735      4,457,344     2,799,574     1,663,205

  5,937,537      1,480,193     5,134,483     3,471,278
-----------     ----------    ----------    ----------
$29,515,272     $5,937,537    $7,934,057    $5,134,483
===========     ==========    ==========    ==========

[RESTUBBED]


            Small                      Partners
    Capitalization Fund+             Portfolio++
 --------------------------  -------------------------
      1999           1998         1999        1998
 ------------  ------------  ------------  -----------
    ($80,192)      ($5,543)      $20,897     ($33,955)

       8,164       135,416       214,394      486,053

     (63,045)     (791,507)      412,343     (271,429)
 -----------   -----------   -----------   ----------

    (135,073)     (661,634)      647,634      180,669
 -----------   -----------   -----------   ----------


   3,124,582     2,372,356     2,466,761    2,301,846
      (7,256)      (10,571)      (13,903)          --
    (604,903)     (505,718)     (469,143)    (484,655)
     (12,470)    2,227,491     2,236,859    3,388,292
      45,711        11,010        14,898       11,914
    (147,833)     (165,296)     (126,557)    (201,761)
    (228,773)     (129,707)     (211,368)    (138,687)
 -----------   -----------   -----------   ----------

   2,169,058     3,799,565     3,897,547    4,876,949
 -----------   -----------   -----------   ----------
   2,033,985     3,137,931     4,545,181    5,057,618

   8,336,790     5,198,859     8,209,694    3,152,076
 -----------   -----------   -----------   ----------
 $10,370,775   $ 8,336,790   $12,754,875   $8,209,694
 ===========   ===========   ===========   ==========

        Limited Maturity               Growth
        Bond Portfolio++            Portfolio++++
 --------------------------   ------------------------
      1999          1998           1999        1998
 ------------   -----------   -----------  -----------

     $62,320       $41,895      ($56,208)    ($47,491)

     ($1,650)          242        35,362      140,032

     (73,233)      (13,221)    3,540,972     (261,202)
  ----------    ----------    ----------   ----------

     (12,563)       28,916     3,520,126     (168,661)
  ----------    ----------    ----------   ----------


     539,187       300,887     1,370,035    1,577,063
      (2,119)           --        (2,858)      (3,745)
     (97,258)      (58,968)     (342,503)    (342,552)
     (23,735)      318,853      (932,409)  (1,352,477)
       2,417         5,849        15,155       35,632
     (27,049)      (14,141)      (57,224)     (53,636)
     (29,913)       (9,313)     (323,009)    (244,500)
  ----------    ----------    ----------   ----------

     361,530       543,167      (272,813)    (384,215)
  ----------    ----------    ----------   ----------
     348,967       572,083     3,247,313     (552,876)

   1,228,598       656,515     5,764,147    6,317,023
  ----------    ----------    ----------   ----------
  $1,577,565    $1,228,598    $9,011,460   $5,764,147
  ==========    ==========    ==========   ==========

+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust.
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.


   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE
YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONT'D.)

                                                        Equity Income                    Growth                   Asset Manager
                                                        Portfolio++++                 Portfolio++++              Portfolio++++
                                                -------------------------     -------------------------    -------------------------
                                                     1999          1998           1999          1998         1999           1998
                                                ----------    -----------     -----------   -----------    ----------     ----------
Operations:
     Net investment income (loss) .............     $95,807       $40,458       ($310,681)    ($106,277)      $84,186       $43,537
     Net realized gains (losses) from
          investment transactions .............     675,484       649,737       3,375,626     2,143,029       160,654       202,236
     Net change in unrealized appreciation/
          depreciation of investments .........     330,734       963,306      10,574,337     5,047,623       272,683       136,988
                                                -----------   -----------     -----------   -----------    ----------    ----------
Net increase (decrease) in net assets
          resulting from operations ...........   1,102,025     1,653,501      13,639,282     7,084,375       517,523       382,761
                                                -----------   -----------     -----------   -----------    ----------    ----------

Variable Life Activities:
     Purchase payments ........................   6,666,334     4,640,276      10,979,093     5,974,648     1,375,866       834,804
     Death benefits ...........................     (14,032)      (20,055)        (38,816)      (45,153)       (1,237)            -
     Cost of insurance ........................  (1,603,588)   (1,115,035)     (2,562,252)   (1,459,882)     (347,344)     (216,443)
     Net transfers ............................   1,627,390     2,979,305       8,714,008     2,873,583     1,102,953       807,683
     Transfers of policy loans ................      71,994        25,171          68,165        22,413         3,213         1,050
     Contract administration charges ..........    (373,064)     (297,186)       (720,794)     (385,848)      (73,304)      (49,185)
     Surrender benefits .......................    (726,919)     (430,380)     (1,358,474)     (689,227)     (129,352)     (115,461)
                                                ------------  -----------     -----------   -----------    ----------    ----------
Net increase in net assets  resulting
     from variable annuity activities .........   5,648,115     5,782,096      15,080,930     6,290,534     1,930,795     1,262,448
                                                -----------   -----------     -----------   -----------    ----------    ----------
     Total increase (decrease)  in net assets .   6,750,140     7,435,597      28,720,212    13,374,909     2,448,318     1,645,209
Net Assets:
  Beginning of year ...........................  19,866,250    12,430,653      28,561,805    15,186,896     3,718,485     2,073,276
                                                -----------   -----------     -----------   -----------    ----------    ----------
  End of year ................................. $26,616,390   $19,866,250     $57,282,017   $28,561,805    $6,166,803    $3,718,485
                                                ===========   ===========     ===========   ===========    ==========    ==========

                                                             Index 500                              Emerging Markets
                                                           Portfolio++++                             Portfolio+++++
                                                   -------------------------------           ------------------------------
                                                       1999               1998                   1999               1998
                                                   -----------         -----------           ----------          ----------
Operations:
     Net investment income (loss) .............       ($75,368)           ($32,366)            ($27,538)            ($1,174)
     Net realized gains (losses) from
          investment transactions .............        116,561              60,958              370,168               2,392
     Net change in unrealized appreciation/
          depreciation of investments .........      5,205,293           1,980,793            2,084,566            (276,666)
                                                   -----------         -----------           ----------          ----------
Net increase (decrease) in net assets
          resulting from operations ...........      5,246,486           2,009,385            2,427,196            (275,448)
                                                   -----------         -----------           ----------          ----------

Variable Life Activities:
     Purchase payments ........................      8,565,619           4,295,628              554,609             615,443
     Death benefits ...........................         (9,073)                  -               (2,197)                  -
     Cost of insurance ........................     (1,447,507)           (664,534)            (104,590)            (95,184)
     Net transfers ............................     16,965,879           7,630,497              399,790             612,607
     Transfers of policy loans ................         56,519               9,823                3,721               1,295
     Contract administration charges ..........       (568,474)           (335,545)             (30,629)            (53,730)
     Surrender benefits .......................       (317,861)           (115,742)             (36,703)            (28,850)
                                                   -----------         -----------           ----------          ----------
Net increase in net assets  resulting
     from variable annuity activities .........     23,245,102          10,820,127              784,001           1,051,581
                                                   -----------         -----------           ----------          ----------
     Total increase (decrease)  in net assets .     28,491,588          12,829,512            3,211,197             776,133
Net Assets:
  Beginning of year ...........................     14,770,171           1,940,659            1,601,618             825,485
                                                   -----------         -----------           ----------          ----------
  End of year .................................    $43,261,759         $14,770,171           $4,812,815          $1,601,618
                                                   ===========         ===========           ==========          ==========


+      Investment in Penn Series Funds, Inc.
++     Investment in Neuberger Berman Advisers Management Trust.
+++    Investment in American Century Variable Portfolios, Inc.
++++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II.
+++++  Investment in Morgan Stanley Dean Witter Universal Funds, Inc.

  The accompanying notes are an intergral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 1999

Note 1.  Significant Accounting Policies

         The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:


             General - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone
VUL II, Cornerstone VUL III, Variable Estatemax and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1999 and the reported amounts from operations and variable life activities during 1999 and 1998. Actual results could differ from those estimates.

             Investments - Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         Federal Income Taxes - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         Diversification Requirements - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

Note 2.   Purchases and Sales of Investments

        The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1999:

                                                     Purchases             Sales
                                                     ---------             -----

Money Market Fund .............................    $84,361,990       $69,381,912
Quality Bond Fund .............................      3,276,420         1,511,209
High Yield Bond Fund ..........................      4,879,404         3,792,156
Growth Equity Fund ............................      9,938,419         2,514,823
Value Equity Fund .............................      9,258,922         5,446,023
Flexibly Managed Fund .........................      9,434,808         9,268,233
Small Capitalization Fund .....................      3,500,074         1,398,790
International Equity Fund .....................     42,117,549        40,973,961
Emerging Growth Fund ..........................     10,436,516         3,591,156
Limited Maturity Bond Portfolio ...............        868,999           446,591
Balanced Portfolio ............................      2,053,296           987,858
Partners Portfolio ............................      6,297,152         2,162,024
Capital Appreciation Portfolio ................      1,318,604         1,609,498
Equity Income Portfolio .......................      9,028,532         2,604,920
Growth Portfolio ..............................     20,977,467         2,815,137
Asset Manager Portfolio .......................      2,891,976           714,920
Index 500 Portfolio ...........................     25,076,298         1,777,197
Emerging Markets Equity Portfolio .............     11,124,088        10,192,650


Note 3.   Contract Charges

        Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estatemax is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estatemax; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estatemax policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed.

        If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estatemax policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

Note 4.  Unit Values
Accumulation Unit Values For Variable Life Account I as of 12/31/99 are as follows:

                                                     Accumulation   Accumulation
                                                         Units       Unit Value
                                                         -----       ----------
Money Market Fund
Cornerstone VUL                                         209,517        $12.84
Cornerstone VUL II                                    1,036,419        $12.04
Cornerstone VUL III                                     552,696        $10.19
Variable Estatemax                                      302,526        $12.05
Momentum Builder                                        143,910        $17.63

Quality Bond Fund
Cornerstone VUL                                         161,919        $14.16
Cornerstone VUL II/Variable Estatemax                   416,913        $13.29
Cornerstone VUL III                                      32,112        $ 9.98
Momentum Builder                                         10,474        $24.25


High Yield Bond Fund
Cornerstone VUL                                         188,612        $16.29
Cornerstone VUL II/Variable Estatemax                   372,690        $14.84
Cornerstone VUL III                                      11,772        $ 9.97
Momentum Builder                                         22,436        $28.16


Growth Equity Fund
Cornerstone VUL                                         315,704        $37.32
Cornerstone VUL II/Variable Estatemax                   484,230        $32.30
Cornerstone VUL III                                      48,303        $11.73
Momentum Builder                                         28,612        $51.07

Value Equity Fund
Cornerstone VUL                                         503,094        $24.10
Cornerstone VUL II/Variable Estatemax                 1,309,074        $19.75
Cornerstone VUL III                                      63,921        $ 9.16
Momentum Builder                                         10,655        $39.71

Flexibly Managed Fund
Cornerstone VUL                                       1,102,009        $20.45
Cornerstone VUL II/Variable Estatemax                 2,115,595        $16.64
Cornerstone VUL III                                     121,555        $ 9.86
Momentum Builder                                          3,919        $38.12


Small Capitalization Fund
Cornerstone VUL                                          78,360        $14.36
Cornerstone VUL II/Variable Estatemax                   634,413        $14.26
Cornerstone VUL III                                      21,360        $ 9.19


International Equity Fund
Cornerstone VUL                                         455,807        $28.13
Cornerstone VUL II/Variable Estatemax                   853,934        $24.42
Cornerstone VUL III                                      31,574        $13.32

                                                     Accumulation   Accumulation
                                                        Units        Unit Value
                                                        -----        ----------
Emerging Growth Fund
Cornerstone VUL                                         100,262         $52.78
Cornerstone VUL II/Variable Estatemax                   436,087         $52.57
Cornerstone VUL III                                      76,337         $16.99

Limited Maturity Bond Portfolio
Cornerstone VUL                                           9,262         $12.76
Cornerstone VUL II/Variable Estatemax                   107,727         $12.05
Cornerstone VUL III                                      16,003         $10.05

Balanced Portfolio
Cornerstone VUL                                         130,873         $23.49
Cornerstone VUL II/Variable Estatemax                   222,649         $20.95
Cornerstone VUL III                                      15,487         $12.59

Partners Portfolio
Cornerstone VUL                                         170,254         $13.73
Cornerstone VUL II/Variable Estatemax                   729,954         $13.67
Cornerstone VUL III                                      47,250         $ 9.29

Capital Appreciation Portfolio
Cornerstone VUL                                         194,305         $20.60
Cornerstone VUL II/Variable Estatemax                   289,841         $17.28


Equity Income Portfolio
Cornerstone VUL                                         198,335         $20.17
Cornerstone VUL II/Variable Estatemax                 1,094,397         $20.03
Cornerstone VUL III                                      75,665         $ 9.21


Growth Portfolio
Cornerstone VUL                                         333,903         $32.68
Cornerstone VUL II/Variable Estatemax                 1,380,600         $32.45
Cornerstone VUL III                                     137,813         $11.42


Asset Manager Portfolio
Cornerstone VUL                                          60,527         $19.19
Cornerstone VUL II/Variable Estatemax                   252,747         $19.06
Cornerstone VUL III                                      18,374         $10.26

Index 500 Portfolio
Cornerstone VUL                                         245,482         $18.59
Cornerstone VUL II/Variable Estatemax                 1,928,357         $18.52
Cornerstone VUL III                                     288,250         $10.38

Emerging Markets Equity Portfolio
Cornerstone VUL                                          68,051         $13.17
Cornerstone VUL II/Variable Estatemax                   282,276         $13.12
Cornerstone VUL III                                      15,534         $13.77

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Emerging Markets Equity Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Penn Mutual Variable Life Account I at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.




                                             /s/ Ernst & Young LLP
                                             -----------------------------------
                                                 Ernst & Young LLP




Philadelphia, Pennsylvania
April 4, 2000

             The Penn Mutual Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets

As of December 31,                                                     1999           1998
---------------------------------------------------------------------------------------------
(in thousands)

ASSETS
Debt securities, at fair value                                     $ 4,733,261    $ 5,500,924
Equity securities, at fair value                                         3,949          4,161
Mortgage loans on real estate                                           27,115         38,828
Real estate, net of accumulated depreciation                            15,461         15,791
Policy loans                                                           642,420        638,376
Short-term investments                                                   6,934          1,024
Other invested assets                                                  137,766         98,571
                                                                   -----------    -----------
         Total investments                                           5,566,906      6,297,675

Cash and cash equivalents                                               37,481         24,468
Investment income due and accrued                                       89,254        104,208
Deferred acquisition costs                                             549,573        399,742
Amounts recoverable from reinsurers                                    220,847         69,583
Broker/dealer receivables                                            1,143,702        793,522
Other assets                                                           109,818         94,179
Separate account assets                                              2,865,366      2,302,937
                                                                   -----------    -----------
        Total Assets                                               $10,582,947    $10,086,314
                                                                   ===========    ===========

LIABILITIES

Reserves for payment of future policy benefits                     $ 2,735,609    $ 2,761,319
Other policyholder funds                                             2,710,589      2,835,081
Policyholders' dividends payable                                        28,770         30,532
Broker/dealer payables                                                 646,479        488,783
Accrued income tax payable                                              31,919        142,634
Other liabilities                                                      573,909        383,744
Separate account liabilities                                         2,865,366      2,302,937
                                                                   -----------    -----------
        Total Liabilities                                            9,592,641      8,945,030
                                                                   -----------    -----------

EQUITY

Retained earnings                                                    1,023,704        944,145
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                         (33,398)       197,139
                                                                   -----------    -----------
        Total Equity                                                   990,306      1,141,284
                                                                   -----------    -----------
            Total Liabilities and Equity                           $10,582,947    $10,086,314
                                                                   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                         Consolidated Income Statements


For the Years Ended December 31,                                        1999            1998          1997
-------------------------------------------------------------------------------------------------------------
(in thousands)

REVENUES
Premium and annuity considerations                                   $  130,516     $  154,615     $  178,338
Policy fee income                                                       131,709        114,681        102,398
Net investment income                                                   431,222        433,530        448,135
Net realized capital gains/(losses)                                         803          3,912          9,655
Broker/dealer fees and commissions                                      395,483        331,285        290,005
Other income                                                             24,895         15,543         10,920
                                                                     ----------     ----------     ----------
Total Revenue                                                         1,114,628      1,053,566      1,039,451
                                                                     ----------     ----------     ----------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                        429,791        445,148        463,444
Policyholder dividends                                                   56,603         61,369         67,412
Decrease in liability for future policy benefits                        (54,080)       (23,337)       (10,275)
General expenses                                                        238,603        205,698        195,336
Broker/dealer sales expense                                             216,712        180,255        160,730
Amortization of deferred acquisition costs                               52,668         42,223         43,223
                                                                     ----------     ----------     ----------
Total Benefits and Expenses                                             940,297       911,356         919,870
                                                                     ----------     ----------     ----------

Income from Continuing Operations Before Income Taxes                   174,331        142,210        119,581
                                                                     ----------     ----------     ----------

Income taxes                                                             66,324         57,019         51,323
                                                                     ----------     ----------     ----------

Income from Continuing Operations                                       108,007         85,191         68,258
                                                                     ----------     ----------     ----------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $(2,137), $670 and $2,589)                  (3,968)         1,243          4,807

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                          (24,480)             -              -
                                                                     ----------     ----------     ----------
          NET INCOME                                                 $   79,559     $   86,434     $   73,065
                                                                     ==========     ==========     ==========


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                  Consolidated Statements of Changes in Equity


                                                                           Other
                                                                      Comprehensive            Retained            Total
                                                                      Income/(Loss)            Earnings            Equity
 --------------------------------------------------------------------------------------------------------------------------------
 (In thousands)
 Balance at January 1, 1997                                            $  85,730              $  784,646         $  870,376
 Comprehensive Income
    Net income for 1997                                                        -                  73,065             73,065
    Other comprehensive loss, net of tax
        Unrealized appreciation of  securities,
         net of reclassification adjustment                               66,279                       -             66,279
                                                                                                                 ----------
 Comprehensive Income                                                                                               139,344
                                                                       ---------              ----------         ----------
 Balance at December 31, 1997                                            152,009                 857,711          1,009,720
 Comprehensive Income
    Net income for 1998                                                        -                  86,434             86,434
 Other comprehensive income, net of tax
    Unrealized appreciation of  securities,
     net of reclassification adjustment                                   45,130                       -             45,130
                                                                                                                 ----------
 Comprehensive Income                                                                                               131,564
                                                                       ---------              ----------         ----------
 Balance at December 31, 1998                                            197,139                 944,145          1,141,284
 Comprehensive Loss
    Net income for 1999                                                        -                  79,559             79,559
 Other comprehensive loss, net of tax
    Unrealized depreciation of  securities,
     net of reclassification adjustment                                 (230,537)                      -           (230,537)
                                                                                                                 ----------
 Comprehensive Loss                                                                                                (150,978)
                                                                       ---------              ----------         ----------
 Balance at December 31, 1999                                          $ (33,398)             $1,023,704         $  990,306
                                                                       =========              ==========         ==========

   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

For the Years Ended December 31,                                                         1999             1998          1997
-----------------------------------------------------------------------------------------------------------------------------
(in thousands)

                       Cash Flows from Operating Activities
Net income                                                                           $   79,559     $    86,434   $    73,065
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                            (78,644)        (72,356)      (64,427)
  Amortization of deferred acquisition costs                                             52,668          42,223        43,223
  Policy fees on universal life and investment contracts                                (80,456)       (120,315)     (104,342)
  Interest credited on universal life and investment contracts                          132,213         146,081       160,417
  Depreciation and amortization                                                           6,294           4,750        18,682
  Premiums due and other receivables                                                    (16,794)         (1,293)       (7,291)
  Net realized capital (gains)/losses                                                      (803)         (3,912)       (9,655)
  Net realized loss on sale of discontinued operations                                   37,661               -             -
  (Increase)/decrease in investment income due and accrued                               14,954          (1,136)           60
  (Increase) in amounts recoverable from reinsurers                                     (18,419)         (6,372)       (4,329)
  (Decrease) in reserves for payment of future policy benefits                          (25,710)         (8,696)      (13,358)
  Increase/(decrease) in accrued income tax payable                                      13,222          25,622        (4,526)
  Other, net                                                                             12,652           3,805        (6,693)
                                                                                     ----------     -----------   -----------
     Net cash provided by operating activities                                          128,397          94,835        80,826
                                                                                     ----------     -----------   -----------

                       Cash Flows from Investing Activities

Sale of investments:
  Debt securities available for sale                                                  1,624,576       1,837,209     1,235,274
  Equity securities                                                                      12,003          35,496        20,374
  Real estate                                                                               853           9,937        87,875
  Other                                                                                   3,884          18,074        14,355

Maturity and other principal repayments:
  Debt securities available for sale                                                    415,888         496,283       472,474
  Mortgage loans                                                                         17,596           2,357        61,813
  Other                                                                                   3,963               -             -

Cost of investments acquired:
  Debt securities available for sale                                                 (1,752,394)     (2,315,067)   (1,772,007)
  Equity securities                                                                     (12,097)        (26,390)      (15,268)
  Real estate                                                                            (1,366)           (293)      (15,600)
  Other                                                                                 (39,139)        (17,917)      (15,503)

Change in policy loans, net                                                              (4,044)          4,613        13,084
(Increase)/decrease in short-term investments, net                                       (5,910)         42,446        (5,955)
Purchases of furniture and equipment, net                                               (10,900)         (9,446)       (4,116)
Sale of discontinued operations                                                        (160,332)              -             -
                                                                                     ----------     -----------   -----------
     Net cash provided by investing activities                                           92,581          77,302        76,800
                                                                                     ----------     -----------   -----------

                               - continued -


   The accompanying notes are an integral part of these financial statements.

             The Penn Mutual Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows - Continued


For the Years Ended December 31,                                                        1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
(in thousands)

                        Cash Flows from Financing Activities
Deposits for universal life and investment contracts                                 $ 605,568   $  589,070    $ 653,233
Withdrawals from universal life and investment contracts                              (641,296)    (605,821)    (552,311)
Transfers to separate accounts                                                        (146,981)    (147,708)    (236,008)
Issuance/(repayment) of debt                                                           167,228       90,772       24,842
(Increase)/decrease in net broker dealer receivables                                  (192,484)    (111,046)     (47,632)
                                                                                     ---------   ----------    ---------
     Net cash used by financing activities                                            (207,965)    (184,733)    (157,876)
                                                                                     ---------   ----------    ---------

     Net increase/(decrease) in cash and cash equivalents                               13,013      (12,596)        (250)

Cash and cash equivalents
     Beginning of the year                                                              24,468       37,064       37,314
                                                                                     ---------   ----------    ---------
     End of the year                                                                 $  37,481   $   24,468    $  37,064
                                                                                     =========   ==========    =========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              For The Years Ended December 31, 1999, 1998 and 1997

                            (in thousands of dollars)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
----------------------------------------------
Organization and Basis of Presentation
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.


New Accounting Pronouncements
As of January 1, 1999, the Company adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining when and how to measure assets and liabilities associated with guaranty fund and other insurance related assessments. The Company also adopted SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" which gives guidance on accounting for the costs related to developing, obtaining, modifying and/or implementing internal use software. The adoption of SOP 97-3 and SOP 98-1 did not have a material effect on the Company's financial condition or results of operations.

As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 established standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.


Investments
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

Other Assets
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $50,971 and $46,292 at December 31, 1999 and 1998,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


respectively. Related depreciation and amortization expense was $8,441, $8,586 and $8,183 for the years ended December 31, 1999, 1998 and 1997, respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $17,228 and $16,126 at December 31, 1999 and 1998, respectively. Goodwill amortization was $1,008, $806 and $808 for 1999, 1998 and 1997, respectively.

Deferred Acquisition Costs
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

Insurance Liabilities and Revenue Recognition
Participating Traditional Life and Life Contingent Annuity Products
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

Universal Life Products and Other Annuity Products
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders' Dividends
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1999, participating insurance expressed as a percentage of insurance in force is 91%, and as a percentage of premium income is 83%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1999.

Broker/Dealer Revenue Recognition
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

Federal Income Taxes
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.


Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


Reclassification
Certain 1998 and 1997 amounts have been reclassified to conform with 1999 presentation.

2. DISCONTINUED OPERATIONS:
---------------------------
During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda Ltd. to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pretax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer effective July 1, 1999. The remaining 5% of the related assets are being held in an escrow account under the Company's control, pending approval of the transaction by the State of New York. Accordingly,

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


reserves for payment of future policy benefits at December 31, 1999 include $7,458 related to the remaining 5% of the DI business.

As this is a disposal of a segment of business, the Company has modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the year ended December 31, 1999, 1998 and 1997 were $16,855, $28,854 and $29,884, respectively.

The reinsurance agreement is secured for the Company by a collateralized trust which names the Company as the beneficiary. As of December 31, 1999, the Company had a reinsurance recoverable from Christian Mutual of $141,707 which was secured by investment grade securities with a market value of $155,046 held in trust.

3. INVESTMENTS:
---------------
Debt Securities
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $8,703 and $3,056 as of December 31, 1999 and 1998, respectively.

                                                                              December 31, 1999
                                                      ------------------------------------------------------------------
                                                                           Gross             Gross          Estimated
                                                        Amortized        Unrealized       Unrealized          Fair
                                                           Cost            Gains            Losses            Value
                                                      ---------------  ---------------   --------------   --------------
U.S. Treasury securities and U.S.
     Government and agency securities                     $   10,527         $    119         $    178        $  10,468
States and political subdivisions                             11,600                -               58           11,542
Foreign governments                                           19,854              758                -           20,612
Corporate securities                                       2,678,302           69,875          116,357        2,631,820
Mortgage and other asset-backed securities                 2,106,506            9,975           58,011        2,058,470
                                                         -----------         --------         --------       ----------
     Total bonds                                           4,826,789           80,727          174,604        4,732,912
Redeemable preferred stocks                                      360                -               11              349
                                                         -----------          -------         --------       ----------
     Total                                                $4,827,149          $80,727         $174,615       $4,733,261
                                                          ==========          =======         ========       ==========


                                                                              December 31, 1998
                                                      ------------------------------------------------------------------
                                                                           Gross             Gross          Estimated
                                                        Amortized        Unrealized       Unrealized          Fair
                                                           Cost            Gains            Losses            Value
                                                      ---------------  ---------------   --------------   --------------
U.S. Treasury securities and U.S.
     Government and agency securities                     $   13,109         $  1,271          $     -        $  14,380
States and political subdivisions                             12,094            2,216                -           14,310
Foreign governments                                           24,920            3,323                -           28,243
Corporate securities                                       3,058,066          299,489            4,956        3,352,599
Mortgage and other asset-backed securities                 2,006,891           86,271            4,399        2,088,763
                                                          ----------         --------           ------       ----------
     Total bonds                                           5,115,080          392,570            9,355        5,498,295
Redeemable preferred stocks                                    2,696                -               67            2,629
                                                          ----------        ---------           ------       ----------
     Total                                                $5,117,776        $ 392,570           $9,422       $5,500,924
                                                          ==========        =========           ======       ==========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The following table summarizes the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1999 by contractual maturity.

                                                                             Amortized          Estimated
                      Years to maturity:                                        Cost            Fair Value
                                                                             -----------        ----------
                      One or less                                              $ 226,324        $  215,589
                      After one through five                                     247,287           248,905
                      After five through ten                                     523,294           545,057
                      After ten                                                1,723,378         1,664,891
                      Mortgage and other asset-backed securities               2,106,506         2,058,470
                                                                             -----------        ----------
                           Total bonds                                         4,826,789         4,732,912
                      Redeemable preferred stocks                                    360               349
                                                                             -----------        ----------
                           Total                                             $ 4,827,149        $4,733,261
                                                                             ===========        ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.5 years.

At December 31, 1999, the Company held $2,058,470 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,675,587 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $382,883. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,412,879 are rated AAA and include $16,617 of interest-only tranches . As of December 31, 1999 and 1998, the Company's investments included $370,541 and $475,699, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 37% and 42% of equity at December 31, 1999 and 1998, respectively.

At December 31, 1999, the largest industry concentration of the Company's portfolio was investments in the finance industry of $506,017 representing 11% of the total debt portfolio.

Proceeds during 1999, 1998 and 1997 from sales of available-for-sale securities were $1,623,191, $1,931,269 and $1,353,112, respectively. Gross gains and gross losses realized on those sales were $18,843 and $17,702, respectively, during 1999, $37,324 and $35,257, respectively, during 1998 and $21,799 and $8,990, respectively, during 1997.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1999 and 1998, debt securities with amortized cost totaling $218,351 and $192,724, respectively, were less than investment grade. At December 31, 1999 and 1998, the Company held securities with a carrying value of $0 and $9,170, respectively, which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1999 and 1998.

Equity Securities
During 1999, 1998 and 1997, the proceeds from sales of equity securities amounted to $12,003, $35,496 and $20,374, respectively. The gross gains and gross losses realized on those sales were $89 and $352, $3,095 and $239 and $975 and $239 for 1999, 1998 and 1997, respectively

--------------------------------------------------------------------------------

              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)

--------------------------------------------------------------------------------

Mortgage Loans
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                                                        1999                    1998
                                                                     ---------                --------
                     Property Type
                        Office building                               $ 1,366                 $  9,204
                        Retail                                          8,414                    5,553
                        Dwellings                                      16,062                   24,741
                        Other                                           2,773                    3,130
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                     --------                 --------
                          Total                                      $ 27,115                 $ 38,828
                                                                     ========                 ========

                                                                      1999                      1998
                                                                  ------------                --------
                     Geographic Concentration
                        Northeast                                     $ 5,506                  $10,273
                        Midwest                                         5,515                    5,728
                        South                                          11,612                   12,075
                        West                                            5,982                   14,552
                        Valuation Allowance                            (1,500)                  (3,800)
                                                                      -------                  -------
                          Total                                       $27,115                  $38,828
                                                                      =======                  =======

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                                                       1999                     1998
                                                                     --------                 -------
                     Balance at January 1                             $ 3,800                   $3,800
                        Reduction in provision                         (2,300)                       -
                        Charge-offs                                         -                        -
                                                                      -------                   ------
                     Balance at December 31                           $ 1,500                   $3,800
                                                                      =======                   ======


As of December 31, 1999 and 1998, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 1999 and 1998, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1999 and 1998, the mortgage loan portfolio included $2,275 and $2,555, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $305 and $258 in 1999 and 1998, respectively. Gross interest income from these loans included in net investment income totaled $211 and $236 in 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


At December 31, 1999 and 1998, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 1999. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.


Real Estate
The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                                                   1999                     1998
                                                                 --------                  -------
                   Investment                                     $19,461                  $19,111
                   Properties held for sale                           -                      1,914
                   Less: Valuation allowance                       (4,000)                  (5,234)
                                                                  -------                  -------
                        Total                                     $15,461                  $15,791
                                                                  =======                  =======


At December 31, 1999 and 1998, accumulated depreciation on real estate amounted to $7,233 and $6,218, respectively. Depreciation expense on real estate totaled $1,015, $1,071 and $5,709 for the years ended December 31, 1999, 1998 and 1997, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093.


Other
Investments on deposit with regulatory authorities as required by law were $6,444 and $7,104 at December 31, 1999 and 1998, respectively.


4. INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------
The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                                    1999                 1998                1997
                                                                  --------             --------            --------
           Debt securities                                        $385,963             $395,628            $390,852
           Equity securities                                           311                  206               1,371
           Mortgage loans                                            2,706                4,268              12,098
           Real estate                                               2,209                2,903              17,519
           Policy loans                                             39,371               39,760              40,921
           Short-term investments                                      830                2,032               2,428
           Other invested assets                                    17,446               11,330              21,268
                                                                  --------             --------            --------
           Gross investment income                                 448,836              456,127             486,457
                 Less: Investment expense                           11,104               11,430              26,251
                 Less: Discontinued operations                       6,510               11,167              12,071
                                                                  --------             --------            --------
           Investment income, net                                 $431,222             $433,530            $448,135
                                                                  ========             ========            ========

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $1,066, $235 and $3,154 in 1999, 1998 and 1997, respectively.

                                                                    1999                 1998               1997
                                                                  --------            ----------          --------
           Debt securities                                        $ (4,506)           $     110           $ 12,991
           Equity securities                                          (263)               2,856                417
           Mortgage loans                                            2,300                  210                280
           Real estate                                                 173                4,148               (684)
           Other                                                     2,430               (2,109)              (811)
           Amortization of deferred acquisition costs                  669               (1,303)            (2,538)
                                                                  --------            ----------          ---------
           Net realized capital gains/(losses)                    $    803            $   3,912           $  9,655
                                                                  ========            ==========          =========


The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                                      1999                  1998              1997
                                                                   ----------             -------           ---------
           Unrealized gains/(losses):
                Debt securities                                    $ (477,036)           $ 86,594           $ 160,850
                Equity securities                                         (43)             (2,092)                408
                Other                                                   5,555              (2,091)            (14,581)
                                                                   ----------             -------           ---------
                                                                     (471,524)             82,411             146,677
                                                                   ----------             -------           ---------

           Less:
                Deferred policy acquisition costs                     117,050             (12,841)            (45,043)
                Deferred income taxes                                 123,937             (24,440)            (35,355)
                                                                   ----------            --------           ---------
           Net change in unrealized gains/(losses)                 $ (230,537)           $ 45,130           $  66,279
                                                                   ==========            ========           =========


The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

           Reclassification Adjustments                                  1999                  1998               1997
                                                                      ----------             --------           --------
           Unrealized holding gains/(losses) arising
                during period                                         $ (255,859)            $ 53,576           $ 71,797
           Reclassification adjustment for gains included
                in net income                                             25,322                8,446              5,518
                                                                      ----------             --------           --------
           Unrealized gains/(losses) on investments, net
               of reclassification adjustment                         $ (230,537)            $ 45,130           $ 66,279
                                                                      ==========             ========           ========


Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense of $13,635, $7,679 and $4,519, respectively, and $11,760, $5,815 and $2,875, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


5. FAIR VALUE INFORMATION:
--------------------------
The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1999 and 1998.

                                                                      1999                                 1998
                                                           -----------------------------    ---------------------------------
                                                             Carrying            Fair             Carrying            Fair
                                                              Value              Value             Value              Value
                                                           ------------      -----------        -----------       -----------
     Financial Assets:

        Debt securities, available for sale                $ 4,733,261       $ 4,733,261        $ 5,500,924       $ 5,500,924
        Equity securities
             Common stock                                          276               276                158               158
             Non-redeemable preferred stocks                     3,673             3,673              4,003             4,003
        Mortgage loans                                          27,115            28,615             38,828            42,675
        Policy loans                                           642,420           612,501            638,376           605,144
        Cash and cash equivalents                               37,481            37,481             24,468            24,468
        Short-term investments                                   6,934             6,934              1,024             1,024
        Separate account assets                              2,865,366         2,865,366          2,302,937         2,302,937
        Other invested assets                                  137,766           137,766             98,571            98,571

     Financial Liabilities:
        Investment-type contracts
             Individual annuities                            $ 997,686       $ 1,011,298        $ 1,108,274       $ 1,143,373
             Guaranteed investment contracts                    22,786            21,353             39,571            40,556
             Other group annuities                              85,465            85,213            113,974           115,422
             Other policyholder funds                          339,937           339,937            340,761           340,761
                                                           -----------       -----------        -----------       -----------
       Total policyholder funds                              1,445,874         1,457,801          1,602,580         1,640,112
       Policyholder's dividends payable                         28,770            28,770             30,532            30,532
       Separate account liabilities                          2,865,366         2,865,366          2,302,937         2,302,937


The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.


To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1999 and 1998, the Company had interest rate swaps with aggregate notional amounts equal to $20,000 and $95,000, respectively, with average unexpired terms of 7 months and 8 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999 and $2,248 and $0, respectively, at December 31, 1998. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $34,457 and $38,144 as of December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              Notes to Consolidated Financial Statements, continued
                            (In Thousands of Dollars)
--------------------------------------------------------------------------------


6. INCOME TAXES:
----------------
The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                                         1999               1998
                                                                       --------           --------
           Deferred tax assets
             Future policy benefits                                    $ 90,877           $ 92,909
              Dividend award                                             10,010             10,255
              Allowances for investment losses                            6,153              4,232
              Employee benefit liabilities                               30,479             29,762
              Unrealized investment losses                               17,934                  -
              Other                                                      17,256             18,677
                                                                       --------           --------
                     Total deferred tax asset                           172,709            155,835
                                                                       --------           --------

           Deferred tax liabilities
              Deferred acquisition costs                                 145,360            135,248
              Unrealized investment gains                                      -            105,993
              Other                                                       18,484             22,375
                                                                       ---------          ---------
                     Total deferred tax liability                        163,844            263,616
                                                                       ---------          ---------

           Net deferred tax liability                                     (8,865)            107,781
           Tax currently payable                                          40,784              34,853
                                                                       ---------           ---------
           Accrued income tax payable                                   $ 31,919           $ 142,634
                                                                       =========           =========


The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                                         1999                1998              1997
                                                                       --------            --------           -------
           Tax expense at 35%                                          $ 45,697            $ 50,443           $ 44,442
           Increase in income taxes resulting
           from:
              Differential earnings amount                                3,010               2,681              6,942
              Other                                                       2,299               4,565              2,528
                                                                       --------            ---------          --------
           Federal income tax expense                                  $ 51,006            $ 57,689           $ 53,912
                                                                       ========            =========          ========

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------


The make up of the tax expense/(benefit) is as follows:

                                                                         1999               1998               1997
                                                                      --------            --------           --------
           Continuing operations                                      $ 66,324            $ 57,019           $ 51,323
           Discontinued operations:
                Operations                                              (2,137)                670              2,589
                Sale                                                   (13,181)                  -                  -
                                                                      ---------           --------           --------
           Total federal income tax expense                           $  51,006           $ 57,689           $ 53,912
                                                                      =========           =======            ========


As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.


7. BENEFIT  PLANS:
-----------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit Obligation                                  $(90,293)       $(90,428)        $(27,808)      $ (26,439)
           Fair value of plan assets                             63,616          53,349                -               -
                                                            -------------   -------------    -------------   -------------
           Funded Status                                       $(26,677)       $(37,079)        $(27,808)      $ (26,439)
                                                            =============   =============    =============   =============


           Accrued benefit cost recognized in the
              consolidated balance sheet                       $(25,861)       $(22,530)        $(44,205)      $ (44,558)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Discount rate                                           6.75%           6.75%            6.75%           6.75%
           Expected return on plan assets                          8.00%           8.00%               -                -
           Rate of compensation increase                           5.50%           5.50%            5.00%           5.00%

At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. The assumed health care cost trend rate used at December 31, 1997 in measuring the accumulated postretirement benefit obligation was 8.5% for 1998, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                                  Pension Benefits                  Other Benefits
                                                                  ----------------                  --------------
                                                                1999            1998             1999            1998
                                                            -------------   -------------    -------------   -------------
           Benefit cost recognized in                           $  5,072        $  5,692         $  1,140          $  831
              consolidated income statement

           Employer contribution                                   1,741           6,687            1,493           1,415
           Plan participants' contribution                             -               -                -               -
           Benefits paid                                           3,593           3,229            1,493           1,415


The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1999, 1998 and 1997, the expense recognized for these plans was $11,192, $9,526 and $8,345, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1999 and 1998 was $300,170 and $260,706, respectively.

8. REINSURANCE:
---------------
The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                                Assumed             Ceded to
                                           Gross               From Other             Other                  Net
                                           Amount              Companies            Companies              Amount
                                       ---------------       ---------------      --------------       ----------------
     December 31, 1999:
       Life Insurance in Force           $ 33,554,483             $ 353,382         $ 8,185,527           $ 25,722,338
       Premiums                               149,187                 6,399              16,803                138,783
       Benefits                               455,518                15,629              32,705                438,442
       Reserves                             5,446,024                   175             220,656              5,225,543

     December 31, 1998:
       Life Insurance in Force           $ 32,066,821           $ 5,115,520         $ 5,954,701           $ 31,227,640
       Premiums                               166,708                10,586               5,940                171,354
       Benefits                               457,239                15,710              17,913                455,036
       Reserves                             5,594,712                 1,688              62,198              5,534,202


For the years ended December 31, 1999 and 1998, the above numbers include premiums from discontinued operations of $8,267 and $16,739, respectively, and benefits from discontinued operations of $8,651 and $9,888, respectively.

During 1997, the Company had gross premiums of $190,754, assumed premiums of $11,189 and ceded premiums of $6,723 and gross benefits of $492,857, assumed benefits of $14,293 and ceded benefits of $26,916. Reinsurance receivables with a carrying value of $205,559 and $55,119 were associated with a single reinsurer at December 31, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                            (In Thousands of Dollars)

--------------------------------------------------------------------------------

9. COMMITMENTS AND CONTINGENCIES:
--------------------------------
The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1999, the Company had outstanding commitments totaling $70,757 relating to these investment activities. The fair value of these commitments approximates the face amount.


10. STATUTORY  INFORMATION:
---------------------------
State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.


The combined insurance companies' statutory capital and surplus at December 31, 1999 and 1998 was $558,700 and $495,212, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1999, 1998 and 1997, was $76,680, $83,676 and $63,613, respectively.

The National Association of Insurance Commissioners has released a comprehensive guide to Statutory Accounting Principles, Accounting Practices and Procedures Manual - version effective January 1, 2001, (Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The Company does not expect the adoption of Codification to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 28, 2000

APPENDIX A

                         Minimum Initial Annual Premiums


         The following table shows for Insureds of varying ages, the minimum initial annual premium for a Policy with a Basic death benefit of $1,000,000. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


        Age of Male               Age of Female         Minimum Initial Annual
                                                              Premium
-------------------------------------------------------------------------------
            35                         35                     $2,802
-------------------------------------------------------------------------------
            40                         45                     $3,224
-------------------------------------------------------------------------------
            45                         45                     $3,296
-------------------------------------------------------------------------------
            50                         45                     $3,376
-------------------------------------------------------------------------------
            55                         45                     $3,462
-------------------------------------------------------------------------------
            55                         55                     $4,248
-------------------------------------------------------------------------------
            60                         58                     $4,687
-------------------------------------------------------------------------------
            65                         70                     $7,146
-------------------------------------------------------------------------------
            70                         62                     $6,391
-------------------------------------------------------------------------------

APPENDIX B

     Administrative Surrender Charges per $1,000 of Initial Specified Amount


      Attained Age of Younger            Charge Per Each $1,000 of
       Insured on Policy Date            Initial Specified Amount
      ------------------------------------------------------------
               20-29                              $6.00
      ------------------------------------------------------------
               30-39                              $8.00
      ------------------------------------------------------------
               40-49                             $10.00
      ------------------------------------------------------------
               50-59                             $12.00
      ------------------------------------------------------------
              60-over                            $14.00
      ------------------------------------------------------------

        Sample Surrender Charge Premiums for $1,000,000 Specified Amount
                          (NS = Nonsmoker; S = Smoker)


  Age of    Smoking     Age of       Smoking       Maximum Surrender
   Male      Status     Female       Status         Charge Premium
-----------------------------------------------------------------------
    50         NS         45           NS               $9,254
-----------------------------------------------------------------------
    65         NS         65           NS              $29,399
-----------------------------------------------------------------------
    55         S          55            S              $16,280
-----------------------------------------------------------------------
    55         S          45           NS              $10,392
-----------------------------------------------------------------------
    45         NS         45            S               $9,040
-----------------------------------------------------------------------
    35         NS         35           NS               $5,364
-----------------------------------------------------------------------
    70         NS         62            S              $25,370
-----------------------------------------------------------------------
    40         S          45            S               $9,044
-----------------------------------------------------------------------
    65         S          70           NS              $31,204
-----------------------------------------------------------------------
    60         NS         58           NS              $16,885
-----------------------------------------------------------------------

APPENDIX C



                      Policies Issued to New York Residents


                                 Premium Charge


                   Policy Year                 % of Premium Charge
                      1 - 15                          7.5%
                       16+                            5.5%


                        Mortality and Expense Risk Charge


                  Policy Years 1 - 15          --         0.90%
                  Policy Years 16+             --         0.60%


                                Surrender Charge

     For Policies issued to New York residents, the surrender charge declines during the 6th through the 14th policy years so that no surrender charge is deductible during the 15th and later policy years. The surrender factors used to calculate the surrender charge for such Policies are as follows:


                                     Surrender Factor
      Surrender During               Applied to (c) in
         Policy Year                  Formula on Page
      -------------------------------------------------
       1st through 5th                     1.00
      -------------------------------------------------
             6th                            .90
      -------------------------------------------------
             7th                            .80
      -------------------------------------------------
             8th                            .70
      -------------------------------------------------
             9th                            .60
      -------------------------------------------------
            10th                            .50
      -------------------------------------------------
            11th                            .40
      -------------------------------------------------
            12th                            .30
      -------------------------------------------------
            13th                            .20
      -------------------------------------------------
            14th                            .10
      -------------------------------------------------
            15th                           0
      -------------------------------------------------

APPENDIX D

                     Illustrative Net Single Premium Factors

     For a Policy Issued to a Male Nonsmoker, age 65, standard underwriting class and Female, Nonsmoker, age 65, standard underwriting class.



          65                     2.2464               83             1.2787
---------------------------------------------------------------------------
          66                     2.1200               84             1.2557
---------------------------------------------------------------------------
          67                     2.0406               85             1.2348
---------------------------------------------------------------------------
          68                     1.9656               86             1.2159
---------------------------------------------------------------------------
          69                     1.8949               87             1.1987
---------------------------------------------------------------------------
          70                     1.8283               88             1.1831
---------------------------------------------------------------------------
          71                     1.7657               89             1.1686
---------------------------------------------------------------------------
          72                     1.7068               90             1.1550
---------------------------------------------------------------------------
          73                     1.6517               91             1.1421
---------------------------------------------------------------------------
          74                     1.6002               92             1.1295
---------------------------------------------------------------------------
          75                     1.5523               93             1.1171
---------------------------------------------------------------------------
          76                     1.5080               94             1.1044
---------------------------------------------------------------------------
          77                     1.4670               95             1.0913
---------------------------------------------------------------------------
          78                     1.4290               96             1.0778
---------------------------------------------------------------------------
          79                     1.3940               97             1.0643
---------------------------------------------------------------------------
          80                     1.3615               98             1.0520
---------------------------------------------------------------------------
          81                     1.3316               99             1.0321
---------------------------------------------------------------------------
          82                     1.3040
---------------------------------------------------------------------------


                                       D-1